UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-03641

40|86 Series Trust
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

William P. Kovacs, Esq.
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-817-6422

Date of fiscal year end:  December 31, 2004

Date of reporting period  June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

June 30, 2004

Semi-Annual Report

Focus 20 Portfolio
Equity Portfolio
Balanced Portfolio
High Yield Portfolio
Fixed Income Portfolio
Government Securities Portfolio
Money Market Portfolio

40|86 Series Trust	Semi-Annual Report
Table of Contents	June 30, 2004

Statements of Assets and Liabilities	2
Statements of Operations	2
Statements of Changes in Net Asset	4

Focus 20 Portfolio
Portfolio Manager’s Review	6
Schedule of Investments	7

Equity Portfolio
Portfolio Manager’s Review	9
Schedule of Investments	10

Balanced Portfolio
Portfolio Managers’ Review	16
Schedule of Investments	17

High Yield Portfolio
Portfolio Managers’ Review	25
Schedule of Investments	26

Fixed Income Portfolio
Portfolio Managers’ Review	31
Schedule of Investments	32

Government Securities Portfolio
Portfolio Managers’ Review	38
Schedule of Investments	39

Money Market Portfolio
Portfolio Manager’s Review	41
Schedule of Investments	42

Notes to Financial Statements	45
Financial Highlights	49
Board of Trustees	56

This report is for the information of 40|86 Series Trust contract owners.
It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

40|86 Series Trust	Semi-Annual Report
Statements of Assets and Liabilities
June 30, 2004 (Unaudited)

	FOCUS 20 PORTFOLIO	EQUITY PORTFOLIO
ASSETS:
Investments in securities at cost	$2,325,497	$177,372,679
Investments in securities at value (Note 2)	$2,389,409	$201,536,426
Interest and dividends receivable	722	188,779
Receivable for securities sold	—	3,318,692
Cash	886	760
Prepaid expenses	93	4,263
Total assets	2,391,110	205,048,920
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries	2,476	188,729
Payable to Custodian	—	—
Accrued expenses	5,266	55,681
Payable for shares redeemed	4,818	15,545
Payable for securities purchased	47,306	4,369,979
Payable upon return of securities on loan	—	46,082,442
Total liabilities	59,866	50,712,376
Net assets	$2,331,244	$154,336,544
NET ASSETS CONSIST OF:
Paid-in capital	$2,315,630	$149,261,221
Accumulated undistributed net investment income (loss)	—	349,302
Accumulated undistributed net realized loss on investments	(48,298)	(19,437,726)
Net unrealized appreciation (depreciation) on investments	63,912	24,163,747
Net assets	$2,331,244	$154,336,544
Shares outstanding (unlimited shares authorized)	702,390	7,155,594
Net asset value, redemption price and offering price per share	$3.32	$21.57

Statements of Operations
For the six months ended June 30, 2004 (Unaudited)

	FOCUS 20	EQUITY
	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Interest	$570	$3,585
Dividends	10,452	1,176,975
Other Income	—	27,263
Total investment income	11,022	1,207,823
EXPENSES:
Investment advisory fees	12,703	507,370
Distribution fees	4,536	195,142
Administration fee	1,573	97,109
Auditor fees	679	26,248
Custody fees	229	8,212
Trustee fees and expenses	160	14,612
Legal	124	12,244
Reports - printing	114	10,632
Insurance	21	2,006
Other	58	3,170
Total expenses before expense recovery (reimbursement) by Adviser	20,197	876,745
Expense recovery (reimbursement) by Adviser (Note 3)	646	(18,081)
Net expenses	20,843	858,664
Net investment income (loss)	(9,821)	349,159
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments	558,992	16,778,305
Net change in unrealized appreciation or depreciation on investments	(573,832)	(8,358,017)
Net realized and unrealized gains (losses) on investments	(14,840)	8,420,288
Net increase (decrease) in net assets from operations	$(24,661)	$8,769,447

The accompanying notes are an integral part of these financial statements.

-- 2 --

40|86 Series Trust	Semi-Annual Report

BALANCED PORTFOLIO	HIGH YIELD PORTFOLIO	FIXED INCOME PORTFOLIO	GOVERNMENT SECURITIES PORTFOLIO	MONEY MARKET PORTFOLIO

$47,617,607	$8,459,309	$30,097,429	$22,738,024	$38,589,486
$52,391,937	$8,669,016	$30,718,234	$22,663,178	$38,589,486
255,169	142,450	380,399	189,289	158,193
410,560	283,086	174,055	—	—
1,506	3,843	—	—	—
1,232	344	896	122	115
53,060,404	9,098,739	31,273,584	22,852,589	38,747,794

56,750	10,622	34,100	23,096	19,511
—	—	3,540	23,754	1,908
19,208	5,926	14,463	18,110	30,258
40,242	17,089	40,998	18,417	343,552
—	497,165	438,097	—	—
7,526,668	—	2,706,398	4,353,857	—
7,642,868	530,802	3,237,596	4,437,234	395,229
$45,417,536	$8,567,937	$28,035,988	$18,415,355	$38,352,565

$56,029,384	$8,338,819	$28,634,585	$18,669,990	$38,358,791
—	—	1,861	1,560	—
(15,386,178)	19,411	(1,221,263)	(181,349)	(6,226)
4,774,330	209,707	620,805	(74,846)	—
$45,417,536	$8,567,937	$28,035,988	$18,415,355	$38,352,565
3,608,727	828,928	2,844,436	1,603,140	38,358,791
$12.59	$10.34	$9.86	$11.49	$1.00

BALANCED PORTFOLIO	HIGH YIELD PORTFOLIO	FIXED INCOME PORTFOLIO	GOVERNMENT SECURITIES PORTFOLIO	MONEY MARKET PORTFOLIO

$411,866	$336,776	$840,209	$421,941	$242,528
264,888	3,346	9,840	—	—
4,370	5,944	3,681	12,512	—
681,124	346,066	853,730	434,453	242,528

152,872	31,246	79,451	52,136	110,706
58,797	11,159	39,726	26,068	—
29,544	5,198	19,271	12,860	31,904
8,018	1,920	3,744	2,144	2,700
4,070	1,549	2,246	1,188	2,308
3,978	542	1,700	846	1,426
3,346	472	1,516	738	1,094
2,850	418	1,234	532	1,144
588	82	296	206	250
823	132	394	200	357
264,886	52,718	149,578	96,918	151,889
(6,168)	(1,385)	1,385	2,144	(52,239)
258,718	51,333	150,963	99,062	99,650
422,406	294,733	702,767	335,391	142,878

1,396,293	254,802	225,340	(180,697)	(1,662)
(496,308)	(397,922)	(891,436)	(243,534)	—
899,985	(143,120)	(666,096)	(424,231)	(1,662)
$1,322,391	$151,613	$36,671	$(88,840)	$141,216

The accompanying notes are an integral part of these financial statements.

-- 3 --

40|86 Series Trust	Semi-Annual Report

Statements of Changes in Net Assets
For the six months ended June 30, 2004 (unaudited)
and for the year ended December 31, 2003

	FOCUS 20 PORTFOLIO		EQUITY PORTFOLIO
	2004	2003	2004	2003

OPERATIONS:
Net investment income (loss)	$(9,821)	$(16,134)	$349,159	$425,787
Net realized gains (losses) on sale of investments	558,992	230,577	16,778,305	12,716,695
Net change in unrealized appreciation or depreciation on investments	(573,832)	731,802	(8,358,017)	35,281,497
Net increase (decrease) from operations	(24,661)	946,245	8,769,447	48,423,979
DIVIDENDS AND DISTRIBUTIONS
Dividends to shareholders from net investment income	—	—	—	(371,095)
Distributions to shareholders of net realized gains	—	—	—	—
Net decrease from dividends and distributions	—	—	—	(371,095)
CAPITAL SHARE TRANSACTIONS:
Shares sold	822,358	9,362,432	2,510,712	4,707,032
Reinvested dividends and distributions	—	—	—	371,095
Shares redeemed	(3,565,778)	(6,107,236)	(22,741,604)	(36,214,413)
Net increase (decrease) from capital share transactions	(2,743,420)	3,255,196	(20,230,892)	(31,136,286)
Total increase (decrease) in net assets	(2,768,081)	4,201,441	(11,461,445)	16,916,598
NET ASSETS:
Beginning of period	5,099,325	897,884	165,797,989	148,881,391
End of period	$2,331,244	$5,099,325	$154,336,544	$165,797,989
Including undistributed net investment income (loss) of	$—	$—	$349,302	$143

SHARE DATA:
Shares sold	232,514	3,691,088	119,818	269,190
Reinvested dividends and distributions	—	—	—	18,173
Shares redeemed	(1,051,134)	(2,582,370)	(1,082,911)	(2,144,386)
Net increase (decrease)	(818,620)	1,108,718	(963,093)	(1,857,023)
Shares Outstanding
Beginning of period	1,521,010	412,292	8,118,687	9,975,710
End of period	702,390	1,521,010	7,155,594	8,118,687

The accompanying notes are an integral part of these financial statements.

-- 4 --

40|86 Series Trust	Semi-Annual Report

BALANCED PORTFOLIO		HIGH YIELD PORTFOLIO		FIXED INCOME PORTFOLIO		GOVERNMENT SECURITIES PORTFOLIO		MONEY MARKET PORTFOLIO
2004	2003	2004	2003	2004	2003	2004	2003	2004	2003

$422,406	$1,038,097	$294,733	$561,141	$702,767	$1,845,027	$335,391	$1,187,328	$142,878	$491,400
1,396,293	(745,637)	254,802	477,286	225,340	946,482	(180,697)	171,002	(1,662)	(102)
(496,308)	9,308,600	(397,922)	965,357	(891,436)	718,656	(243,534)	(751,573)	—	—
1,322,391	9,601,060	151,613	2,003,784	36,671	3,510,165	(88,840)	606,757	141,216	491,298

(420,271)	(1,040,088)	(293,164)	(565,486)	(699,224)	(1,849,081)	(333,831)	(1,190,887)	(142,878)	(491,400)
—	—	—	—	—	—	—	(172,058)	—	—
(420,271)	(1,040,088)	(293,164)	(565,486)	(699,224)	(1,849,081)	(333,831)	(1,362,945)	(142,878)	(491,400)

1,319,051	2,779,306	2,865,189	22,528,282	2,164,737	18,178,233	3,733,079	49,442,173	46,277,707	469,814,657
420,271	1,040,088	293,164	565,486	699,224	1,849,169	333,831	1,362,945	142,878	491,400
(5,505,657)	(8,553,210)	(5,390,093)	(22,792,952)	(9,233,683)	(28,577,163)	(8,019,396)	(68,934,298)	(50,031,370)	(524,108,125)
(3,766,335)	(4,733,816)	(2,231,740)	300,816	(6,369,722)	(8,549,761)	(3,952,486)	(18,129,180)	(3,610,785)	(53,802,068)
(2,864,215)	3,827,156	(2,373,291)	1,739,114	(7,032,275)	(6,888,677)	(4,375,157)	(18,885,368)	(3,612,447)	(53,802,170)

48,281,751	44,454,595	10,941,228	9,202,114	35,068,263	41,956,940	22,790,512	41,675,880	41,965,012	95,767,182
$45,417,536	$48,281,751	$8,567,937	$10,941,228	$28,035,988	$35,068,263	$18,415,355	$22,790,512	$38,352,565	$41,965,012
$—	$(3,836)	$—	$(7,250)	$(1,861)	$(1,682)	$1,560	$—	$—	$—

106,609	250,494	274,096	2,343,739	212,342	1,840,445	316,255	4,122,971	46,277,707	469,814,657
33,303	93,120	27,995	57,514	69,741	186,316	28,610	114,310	142,878	491,400
(441,776)	(769,420)	(511,793)	(2,401,063)	(916,735)	(2,891,689)	(689,066)	(5,750,171)	(50,031,370)	(524,108,125)
(301,864)	(425,806)	(209,702)	190	(634,652)	(864,928)	(344,201)	(1,512,890)	(3,610,785)	(53,802,068)

3,910,591	4,336,397	1,038,630	1,038,440	3,479,088	4,344,016	1,947,341	3,460,231	41,969,576	95,771,644
3,608,727	3,910,591	828,928	1,038,630	2,844,436	3,479,088	1,603,140	1,947,341	38,358,791	41,969,576

The accompanying notes are an integral part of these financial statements.

-- 5 --

40|86 Series Trust	Semi-Annual Report
Portfolio Manager’s Review (unaudited)	June 30, 2004

Focus 20 Portfolio

How did the Portfolio perform relative to its benchmarks?

The Focus 20 Portfolio returned -0.90% for the six months ended June 30, 2004.(1) This compares to 3.44% for the benchmark S&P 500 Index and 6.08% for the benchmark S&P MidCap 400 Index.

What caused the variance in performance between the Portfolio and its benchmarks?

Within the Portfolio, financials were the hardest hit during the second quarter of 2004, with market-related names coming under the greatest pressure due to concern over rising rates and inflation. To the extent that higher rates reflect a stronger economy, our financial holdings should benefit from improved credit quality and demand for their products.

When looking at the broader market, technology holdings were up slightly for the second quarter. However, the Portfolio’s technology exposure did not outperform due to certain subsectors. In general, our significant exposure in semiconductors created a drag on the Portfolio, while certain areas such as analog companies performed better. The semiconductor industry, which is rather cyclical, suffered from a debate over whether this most recent cycle is ending. The argument gained acceptance after inventory levels accumulated at certain vendors during the seasonally slow second quarter. And while the growth rates may decelerate some as year-over-year comparables decrease, the short-term cyclicality and inventory concerns do not alter the long-term productivity benefits that technology produces.

Which portfolio holdings enhanced the Portfolio’s performance?

The Portfolio’s performance was aided by the holdings in both the software and healthcare sectors.

Which holdings detracted from performance?

The largest detractors were holdings in the semiconductor and financial sectors.

What is your outlook for the rest of the fiscal year?

The flat market action of the first half of the year is incongruous with strong corporate fundamentals and positive economic data. Companies are reporting strong revenue growth and margins, and in many cases, record earnings due to healthy operating leverage. Rising corporate profits boost business confidence and encourage capital spending.

Capital spending, when combined with operating leverage, lifts corporate profits further. This cycle is one reason why company fundamentals continue to surprise. But the fact that the stock market has failed to charge higher in spite of these positive factors should not be taken to mean that the best days are behind us nor that this virtuous cycle is coming to an end.

With the strong economic data, improvements in company fundamentals, seasonal strength and potential resolution to psychological factors, such as interest rates and the election, we continue to believe the market will track higher, not lower, by year end.

Oak Associates, ltd.

___________________
(1)  Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

-- 6 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Focus 20 Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (98.3%)

Business Services (13.3%)
4,000	Microsoft Corp.	$114,240
2,400	Paychex, Inc.	81,312
4,100	VERITAS Software Corp. (a)	113,570
		309,122

Catalog and Mail Order (5.9%)
1,500	eBay Inc. (a)	137,925

Chemicals and Allied Products (4.8%)
3,300	Pfizer Inc.	113,124

Depository Institutions (4.4%)
2,200	Citigroup Inc.	102,300

Electronic, Other Electrical Equipment, except Computers (18.9%)
5,400	Intersil Corp. - Class A	116,964
2,800	Linear Technology Corp.	110,516
1,900	Maxim Integrated Products, Inc.	99,598
3,400	Xilinx, Inc.	113,254
		440,332

Industrial, Commercial Machinery, Computers (21.7%)
4,800	Applied Materials, Inc. (a)	94,176
5,500	Cisco Systems, Inc. (a)	130,350
2,900	Dell Inc. (a)	103,878
6,000	EMC Corp. (a)	68,400
4,500	Juniper Networks, Inc. (a)	110,565
		507,369

Insurance Carriers (4.3%)
1,400	American International Group, Inc.	99,792

Measuring Instruments, Photo Goods, Watches (4.6%)
2,200	Medtronic, Inc.	107,184

Non-Depository Credit Institutions (4.1%)
3,700	MBNA Corp.	95,423

Security and Commodity Brokers (7.4%)
11,400	The Charles Schwab Corp.	109,554
1,200	Morgan Stanley	63,324
		172,878

Semiconductors, Related Devices (4.4%)
7,100	PMC-Sierra, Inc. (a)	101,885

The accompanying notes are an integral part of these financial statements.

-- 7 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Focus 20 Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Wholesale Trade - Non-Durable Goods (4.5%)
1,500	Cardinal Health, Inc.	$105,075
	Total common stock (cost $2,228,497)	2,292,409

SHORT-TERM INVESTMENTS (4.2%)
$97,000	AIM Liquid Asset Portfolio	97,000
	Total short-term investments (cost $97,000)	97,000
	Total investments (cost $2,325,497) (102.5%)	2,389,409
	Liabilities, less other assets (-2.5%)	(58,165)
	Total net assets (100.0%)	$2,331,244
__________________
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

-- 8 --

40|86 Series Trust	Semi-Annual Report
Portfolio Manager’s Review (unaudited)	June 30, 2004

Equity Portfolio

How did the Portfolio perform relative to its benchmark?

The Equity Portfolio posted a return of 5.63% for the six months ending June 30, 2004.(1) Over a similar period the benchmark S&P 500 Index returned 3.44%.

What caused the variance in performance between the Portfolio and its benchmark?

It was our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) that worked well for the Fund over the past six months, although the Fund was not immune to stock specific risk. During the second quarter when most of the performance lagged the benchmark, stock selection within the Industrial sectors was the biggest detractor to performance relative to the benchmark. Within the Construction industry, after a period of out-performance in the first quarter, there was some reversion of stock prices in the homebuilding sub-industry as the market anticipated higher interest rates would decrease home affordability leading to slowing demand for new houses. The stocks that had outperformed the most in the first quarter corrected the most in the second quarter.

Which portfolio holdings enhanced the Portfolio’s performance?

In terms of performance so far this year, stock selection within the Consumer Staples, Energy and Utility sectors were the largest contributors relative to the benchmark. In the Food & Beverage industry, an overweight position (relative to benchmark weight) in Tyson Foods Inc. led the way within the Consumer Staples sector. Other top performers in the Portfolio were overweight positions in Countrywide Financial, Reliant Energy and NuCor Corp.

Which holdings detracted from performance?

Stock selection within Technology, Industrial and Telecommunication sectors detracted the most to relative performance during the first six months. Stocks that detracted the most to Portfolio performance were overweight positions in Foundry Networks Inc., Lam Research Corp., and Cypress Semiconductor Corp.

What is your outlook for the rest of the fiscal year?

In the near-term, continued strength in corporate profits should gain recognition over various macro risk factors. Over the long-term, the combination of higher interest rates and strong profit margins will make multiple expansions difficult to achieve. With inflation likely to move higher, it will be tough for stocks to escape the gravitational pull of the long-term average Price/Earnings ratios. However, with the bottom-up consensus estimates for S&P 500 operating earnings at $65.39 for 2004 and $72.60 for 2005, valuations appear to be at more comfortable levels. Based on these estimates, the market is trading at 17.1x 2004 earnings and 15.4x 2005 earnings. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

Chicago Equity Partners, LLC
________________
(1)  Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

-- 9 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Equity Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (99.2%)

Amusement and Recreational Services (0.3%)
20,400	Westwood One, Inc. (a)	$485,520

Apparel and Other Finished Products (2.2%)
22,500	Chico’s, Inc (a) (b)	1,016,100
68,400	Claire’s Stores, Inc.	1,484,280
13,600	The Timberland Co.- Class A (a) (b)	878,424
		3,378,804

Automotive Repair, Services, Parking (1.3%)
9,300	AutoZone, Inc. (a)	744,930
31,300	Ryder System, Inc.	1,254,191
		1,999,121

Building Construction, General Contractors and Operative Builders (1.1%)
57,450	D.R. Horton, Inc. (a)	1,631,580

Business Services (11.8%)
48,600	Activision, Inc. (a)	772,740
65,000	Adobe Systems Inc. (b)	3,022,500
14,900	Affiliated Computer Services (a) (b)	788,806
26,400	Autodesk, Inc. (b)	1,130,184
17,700	Certegy Inc. (b)	686,760
31,800	Commonwealth Telephone Enterprises, Inc. (a) (b)	1,423,686
37,000	Computer Sciences Corp. (a) (b)	1,717,910
16,400	Factset Research Systems, Inc. (b)	775,228
9,800	GTECH Holdings Corp.	453,838
26,500	Harris Corp.	1,344,875
10,900	Hughes Supply, Inc. (b)	642,337
20,200	LNR Property Corp.	1,095,850
26,100	NCR Corp. (a)	1,294,299
62,400	Polycom, Inc. (a)	1,398,384
34,200	Rent-A-Center, Inc. (a)	1,023,606
19,900	Valassis Communications, Inc. (a)	606,353
		18,177,356

Chemicals and Allied Products (6.0%)
38,200	Andrx Corp. (a)	1,066,926
18,850	Biogen, Inc. (a) (b)	1,192,262
19,700	Charles River Laboratories International, Inc. (a) (b)	962,739
29,100	Ecolab Inc.	922,470
16,400	Eon Labs, Inc. (a) (b)	671,252
17,600	Invitrogen Corp. (a) (b)	1,267,024
25,500	Lubrizol Corp.	933,810
56,000	Mylan Laboratories, Inc. (b)	1,134,000
19,700	Sigma-Aldrich Corp. (b)	1,174,317
		9,324,800

The accompanying notes are an integral part of these financial statements.

-- 10 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Equity Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Depository Institutions (7.8%)
56,200	Associated Banc Corp.	$1,665,206
44,800	Astoria Financial Corp.	1,638,784
27,700	City National Corp.	1,819,890
29,100	Hibernia Corp. - Class A	707,130
72,100	Huntington Bancshares (b)	1,651,090
20,100	IndyMac Bancorp, Inc. (b)	635,160
36,800	Marshall & Ilsley Corp.	1,438,512
31,300	Regions Financial Corp. (a) (b)	1,144,015
22,600	UnionBanCal Corp.	1,274,640
		11,974,427

Eating and Drinking Places (1.3%)
50,700	Applebee’s International, Inc.	1,167,114
45,900	Darden Restaurants, Inc. (b)	943,245
		2,110,359

Educational Services (0.3%)
16,100	Corinthian Colleges, Inc. (a) (b)	398,314

Electric, Gas, Water, Cogeneration, Sanitary Services (8.3%)
100,400	CenterPoint Energy, Inc. (b)	1,154,600
63,100	Constellation Energy Group, Inc. (b)	2,391,490
48,300	MDU Resources Group, Inc.	1,160,649
66,300	PG&E Corp. (a) (b)	1,852,422
39,700	Questar Corp.	1,534,008
119,600	Reliant Resources, Inc. (a) (b)	1,295,268
29,600	Republic Services, Inc.	856,624
63,000	TXU Corp. (b)	2,552,130
		12,797,191

Electronic, Other Electrical Equipment, except Computers (5.8%)
72,200	Cree, Inc. (a) (b)	1,680,816
24,100	Energizer Holdings, Inc. (a)	1,084,500
128,400	MEMC Electronic Materials, Inc. (a) (b)	1,268,592
62,400	National Semiconductor Corp. (a) (b)	1,372,176
30,000	Rockwell Collins, Inc.	999,600
28,800	Scientific-Atlanta, Inc.	993,600
14,800	Silicon Laboratories, Inc. (a) (b)	685,980
48,100	Vishay Intertechnology, Inc. (a) (b)	893,698
		8,978,962

Engineering, Accounting, Research, Management Services (1.0%)
13,700	The Dun & Bradstreet Corp. (a)	738,567
12,100	Moody’s Corp. (b)	782,386
		1,520,953

Fabricated Metal Products (0.8%)
15,600	Fortune Brands, Inc.	1,176,708

The accompanying notes are an integral part of these financial statements.

-- 11 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Equity Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Food and Kindred Products (2.1%)
17,000	Hershey Foods Corp. (b)	$786,590
24,500	Pepsiamericas, Inc. (b)	520,380
93,000	Tyson Foods, Inc. - Class A (b)	1,948,350
		3,255,320

Food Stores (0.5%)
29,200	Albertson’s, Inc.	774,968

Furniture and Fixtures (0.7%)
17,400	Lear Corp. (b)	1,026,426

General Merchandise Stores (3.6%)
28,500	Abercrombie & Fitch Co. - Class A	1,104,375
37,700	Federated Department Stores, Inc.	1,851,070
23,300	Nordstrom, Inc.	992,813
47,000	Saks Inc. (a) (b)	705,000
22,100	Sears Roebuck & Co. (b)	834,496
		5,487,754

Health Services (5.0%)
22,700	Aetna Inc.	1,929,500
19,100	Apogent Technologies Inc. (a) (b)	611,200
37,500	Apria Healthcare Group (a)	1,076,250
11,400	Bausch & Lomb Inc. (b)	741,798
32,400	Coventry Health Care, Inc. (a) (b)	1,584,360
13,800	IMS Health Inc. (b)	323,472
20,100	PacifiCare Health Systems, Inc. (a)	777,066
21,350	Renal Care Group, Inc. (a) (b)	707,325
		7,750,971

Hotels, Other Lodging Places (1.1%)
112,000	Caesars Entertainment, Inc. (a) (b)	1,680,000

Industrial, Commercial Machinery, Computers (6.3%)
20,000	Black & Decker, Inc. (b)	1,242,600
34,800	Cummins Inc. (b)	2,175,000
44,600	Cypress Semiconductor Corp. (a) (b)	632,874
12,700	Lexmark International, Inc. (a)	1,225,931
29,100	Praxair, Inc.	1,161,381
31,200	The Sherwin-Williams Co.	1,296,360
21,100	The Stanley Works (b)	961,738
38,100	Storage Technology Corp. (a)	1,104,900
		9,800,784

The accompanying notes are an integral part of these financial statements.

-- 12 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Equity Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Insurance Carriers (4.5%)
45,300	American Financial Group, Inc.	$1,384,821
20,837	Fidelity National Financial, Inc.	778,054
19,000	Lincoln National Corp. (b)	897,750
23,400	The PMI Group, Inc. (b)	1,018,368
32,700	Protective Life Corp.	1,264,509
29,800	Torchmark Corp.	1,603,240
		6,946,742

Leather and Leather Products (0.3%)
9,200	Coach, Inc. (a)	415,748

Measuring Instruments, Photo Goods, Watches (3.0%)
12,700	Beckman Coulter, Inc. (b)	774,700
20,500	Becton Dickinson & Co.	1,061,900
17,000	C.R. Bard, Inc.	963,050
37,400	Eastman Kodak Co. (b)	1,009,052
22,800	Tektronix, Inc.	775,656
		4,584,358

Miscellaneous Retail (0.3%)
28,400	Blockbuster, Inc. (b)	431,112

Non-Depository Credit Institutions (2.2%)
34,900	CIT Group Inc.	1,336,321
30,199	Countrywide Financial Corp.	2,121,480
		3,457,801

Oil and Gas Extraction (3.8%)
29,700	BJ Services Co. (a)	1,361,448
33,300	Baker Hughes Inc.	1,253,745
25,700	Marathon Oil Corp.	972,488
14,300	Newfield Exploration Co. (a)	797,082
29,000	Pogo Producing Co.	1,432,600
		5,817,363

Petroleum Refining and Related Products (1.0%)
20,500	Valero Energy Corp. (b)	1,512,080

Primary Metal Industries (0.7%)
35,700	Engelhard Corp.	1,153,467

Printing, Publishing, and Allied Industries (1.9%)
24,200	Dow Jones & Co., Inc. (b)	1,091,420
37,700	Harte-Hanks, Inc.	920,257
14,300	McClatchy Newspapers - Class A	1,003,145
		3,014,822

The accompanying notes are an integral part of these financial statements.

-- 13 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Equity Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Real Estate Investment Trust (REIT’s) (4.4%)
35,600	CBL & Associates Properties	$1,958,000
55,200	Equity Office Properties Trust	1,501,440
71,100	General Growth Properties, Inc. (b)	2,102,427
29,200	Mack-Cali Realty Corp.	1,208,296
		6,770,163

Rubber and Miscellaneous Plastic Products (0.4%)
24,000	Bemis Co., Inc.	678,000

Security and Commodity Brokers (1.3%)
18,400	Bear Stearns Companies, Inc. (b)	1,551,304
17,600	SEI Investments Co.	511,104
		2,062,408

Tobacco Products (0.8%)
17,800	R.J. Reynolds Tobacco Holdings (b)	1,203,102

Transportation Equipment (2.1%)
35,475	Paccar, Inc.	2,057,195
26,100	Polaris Industries, Inc. (b)	1,252,800
		3,309,995

Transportation Services (1.3%)
36,500	Burlington Northern Santa Fe Corp.	1,280,055
19,800	J.B. Hunt Transport Services, Inc.	763,884
		2,043,939

Wholesale Trade-Durable Goods (3.0%)
30,500	Avnet, Inc. (a) (b)	692,350
22,800	BorgWarner, Inc. (b)	997,956
27,000	Nucor Corp. (b)	2,072,520
11,300	Phelps Dodge Corp. (b)	875,863
		4,638,689

Wholesale Trade-Non-Durable Goods (0.9%)
45,700	SUPERVALU INC. (b)	1,398,877

	Total common stock (cost $129,005,237)	153,168,984

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (29.9%)
$41,366,000	Bank of New York Institutional Cash Reserve Fund	41,373,917
2,207,000	Credit Suisse First Boston Repurchase Agreement, 1.330%, due 07/01/2004	2,207,000
2,500,000	Lehman Brothers Holdings Note, 1.950%, due 09/20/2004 (c)	2,501,525
	Total investments purchased with cash proceeds from securities lending (cost $46,082,442)	46,082,442

The accompanying notes are an integral part of these financial statements.

-- 14 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Equity Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

SHORT-TERM INVESTMENTS (1.5%)
$2,285,000	AIM Liquid Asset Portfolio.	$2,285,000
	Total short-term investments (cost $2,285,000)	2,285,000
	Total investments (cost $177,372,679) (130.6%)	201,536,426
	Liabilities, less other assets (-30.6%)	(47,199,882)
	Total net assets (100.0%)	$154,336,544
__________________
(a)	Non-income producing security.
(b)	Securities (partial/entire) out on loan (Note 2).
(c)	Variable Coupon Rate.

The accompanying notes are an integral part of these financial statements.

-- 15 --

40|86 Series Trust	Semi-Annual Report
Portfolio Managers' Review (unaudited)	June 30, 2004

Balanced Portfolio

How did the Portfolio perform relative to its benchmarks?

The Balanced Portfolio posted a return of 2.87% for the six months ended June 30, 2004.(1) Over a similar period the benchmarks, the S&P 500 Index returned 3.44% and the Lehman Brothers Government/Credit Index returned -0.19%.

What caused the variance in performance between the Portfolio and its benchmarks?

On the equity side, low volatility is becoming the theme in 2004, as the range from high to low for the S&P 500 Index is only 7% for the year. We are seeing both cross-sectional and index volatility coming down back to levels not seen since pre-bubble times. We feel this is a positive for our strategy, as we tend to perform well in a more normalized environment.

The single biggest contributor to investment returns for fixed income assets is the move toward higher interest rates. In order to protect principal in a rising rate environment, we’ve maintained the portfolio duration at roughly 90% of the benchmark duration. Simplistically, the shorter the portfolio duration, the less principal loss as interest rates rise. This strategy has paid off handsomely over the second quarter.

We’ve been positive about the fundamentals in the corporate bond market. Companies have made great strides over the past two years in reducing leverage, improving profit margins, and generating free cash flow. For the first time in eight years, we may actually see more upgrades than downgrades from the rating agencies. We’ve maintained our overweight to the corporate sector relative to the benchmark.

Which portfolio holdings enhanced the Portfolio’s performance?

Stock selection within the Financial, Consumer Staples and Energy sectors contributed the most to performance over the past six months. The largest contributors to performance were overweight positions (relative to benchmark weight) in Countrywide Financial Corp., Tyson Foods Inc. and Tyco International Ltd. The fixed income side also benefited from Tyco International, as well as, Deutsche Telekom and RenaissanceRe Holdings, Ltd.

Which holdings detracted from performance?

Stock selection within Technology, Telecommunication and Consumer Discretionary sectors detracted the most from relative performance during the first six months. Stocks that detracted the most from Portfolio performance were underweight positions in Yahoo! Inc. and Qualcomm Inc. and an overweight position in Intel Corp. The fixed income portion of the portfolio was negatively affected by holdings in Qwest Capital Funding and General Motors.

What is your outlook for the rest of the fiscal year?

In the near term, continued strength in corporate profits should gain recognition over various macro risk factors. Over the long-term, the combination of higher interest rates and strong profit margins will make multiple expansions difficult to achieve. With inflation likely to move higher, it will be tough for stocks to escape the gravitational pull of the long-term average Price/Earnings ratios. However, with the bottom-up consensus estimates for S&P 500 operating earnings at $65.39 for 2004 and $72.60 for 2005, valuations appear to be at more comfortable levels. Based on these estimates, the market is trading at 17.1x 2004 earnings and 15.4x 2005 earnings. Overall, our philosophy on the equity side will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

We expect rough waters for bond investors over the next two quarters. While we don’t expect interest rates to rise in a straight line, the continued growth in the U.S. economy combined with the Fed’s need to pre-emptively prevent higher inflation will provide pressure toward higher interest rates. As interest rates rise, we expect the risk premium for investors to increase.

The wild card for investors remains the looming cloud of geopolitical risk. The threat of terrorism around the globe is very high, particularly in light of the summer Olympics in Greece and the Democratic and Republican Conventions this summer, in Boston and New York City, respectively. The power transfer in Iraq and public trial of Sadam Hussein by his own country will provide a backdrop for future terrorist threats. Iran continues its belligerent path toward the development of a nuclear weapons program as North Korea flaunts its nuclear capacity. A recent publication by the CIA suggests even more devastating attacks are planned for U.S. soil than those carried out on September 11, 2001. Depending on the course of these events, financial asset valuations may be volatile as we approach the elections this fall.

Gregory J. Hahn, CFA	Chicago Equity Partners, LLC
Chief Investment Officer
40|86 Advisors, Inc.
__________________
(1)	Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

-- 16 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (71.9%)

Apparel and Other Finished Products (0.4%)
3,900	Claire’s Stores, Inc.	$84,630
1,200	The Timberland Co. - Class A (a)	77,508
		162,138

Automotive Dealers and Gasoline Service Stations (0.3%)
6,700	AutoNation, Inc. (a) (d)	114,570

Automotive Repair, Services, Parking (0.6%)
6,700	Ryder System, Inc.	268,469

Building Materials, Hardware, Garden-Retail (1.2%)
1	Eagle Materials Inc.	71
15,890	The Home Depot, Inc.	559,328
		559,399

Business Services (5.9%)
5,800	Adobe Systems Inc.	269,700
10,800	Cendant Corp.	264,384
6,500	Computer Sciences Corp. (a)	301,795
2,100	GTECH Holdings Corp.	97,251
2,000	Harris Corp.	101,500
2,300	Ingersoll-Rand Co. - Class A (e)	157,113
28,040	Microsoft Corp.	800,822
2,100	NCR Corp. (a)	104,139
29,200	Oracle Corp. (a)	348,356
3,000	Polycom, Inc. (a)	67,230
4,700	Rent-A-Center, Inc. (a)	140,671
		2,652,961

Chemicals and Allied Products (7.3%)
3,900	Air Products and Chemicals, Inc.	204,555
4,200	Amgen Inc. (a)	229,194
2,800	Andrx Corp. (a)	78,204
3,600	Avon Products, Inc.	166,104
4,500	Cytec Industries Inc.	204,525
1,500	Forest Laboratories, Inc. (a)	84,945
3,100	Genentech, Inc. (a)	174,220
1,100	Invitrogen Corp. (a)	79,189
13,310	Merck & Co. Inc.	632,225
3,650	Mylan Laboratories Inc.	73,913
30,740	Pfizer Inc.	1,053,767
3,200	The Procter & Gamble Co.	174,208
2,200	Sigma-Aldrich Corp. (d)	131,142
		3,286,191

The accompanying notes are an integral part of these financial statements.

-- 17 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Communications by Phone, Television, Radio, Cable (2.7%)
6,400	AT&T Wireless Services Inc. (a)	$91,648
20,400	BellSouth Corp.	534,888
10,500	Motorola, Inc.	191,625
10,900	Nextel Communications, Inc. - Class A (a)	290,594
6,400	Sprint Corp. (d)	112,640
		1,221,395

Depository Institutions (8.6%)
6,100	Bank of America Corp.	516,182
9,500	Bank One Corp.	484,500
16,732	Citigroup Inc.	778,038
1,200	Golden West Financial Corp.	127,620
2,700	The Hartford Financial Services Group, Inc.	185,598
9,300	Huntington Bancshares Inc. (d)	212,970
12,100	JPMorgan Chase & Co.	469,117
16,400	Wachovia Corp. (d)	729,800
5,300	Wells Fargo & Co.	303,319
1,900	Zions Bancorporation	116,755
		3,923,899

Eating and Drinking Places (0.9%)
8,700	Applebee’s International, Inc.	200,274
7,200	McDonald’s Corp.	187,200
		387,474

Educational Services (0.3%)
1,700	University of Phoenix Online (a)	148,903

Electric, Gas, Water, Cogeneration, Sanitary Services (1.8%)
12,600	Exelon Corp.	419,454
9,600	TXU Corp. (d)	388,896
		808,350

Electronic, Other Electrical Equipment, except Computers (3.6%)
1,400	Energizer Holdings, Inc. (a)	63,000
23,580	Intel Corp.	650,808
7,900	National Semiconductor Corp. (a)	173,721
2,300	Rockwell Collins, Inc.	76,636
3,400	Scientific-Atlanta, Inc.	117,300
900	Silicon Laboratories Inc. (a) (d)	41,715
16,000	Tyco International Ltd. (d)(e)	530,240
		1,653,420

Engineering, Accounting, Research, Management Services (0.4%)
600	Cephalon, Inc. (a) (d)	32,400
2,300	Moody’s Corp.	148,718
		181,118

The accompanying notes are an integral part of these financial statements.

-- 18 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Fabricated Metal Products (0.3%)
1,700	Fortune Brands, Inc.	$128,231

Food and Kindred Products (2.5%)
8,220	The Coca-Cola Co.	414,946
4,200	Hershey Foods Corp.	194,334
4,860	PepsiCo, Inc.	261,857
12,900	Tyson Foods, Inc. - Class A	270,255
		1,141,392

General Merchandise Stores (1.9%)
4,000	Abercrombie & Fitch Co. - Class A	155,000
3,700	Federated Department Stores, Inc.	181,670
5,000	RadioShack Corp.	143,150
3,800	Sears, Roebuck and Co. (d)	143,488
4,390	Wal-Mart Stores, Inc.	231,616
		854,924

Health Services (0.7%)
3,850	Coventry Health Care, Inc. (a) (d)	188,265
3,896	Medco Health Solutions, Inc. (a)	146,100
		334,365

Industrial, Commercial Machinery, Computers (6.4%)
8,400	Applied Materials, Inc. (a)	164,808
26,170	Cisco Systems, Inc. (a)	620,229
3,900	Cummins Inc. (d)	243,750
10,700	Dell Inc. (a)	383,274
2,500	General Dynamics Corp.	248,250
14,988	Hewlett-Packard Co.	316,247
1,350	International Business Machines Corp.	119,003
1,400	Lexmark International, Inc. - Class A (a)	135,142
1	Riverstone Networks, Inc. (a)	1
7,300	The Stanley Works	332,734
3,800	Storage Technology Corp. (a)	110,200
4,800	Texas Instruments Inc.	116,064
1,700	Varian Medical Systems, Inc. (a)	134,895
		2,924,597

Insurance Carriers (3.0%)
8,800	The Allstate Corp.	409,640
4,084	American International Group, Inc.	291,108
3,100	Lincoln National Corp. (d)	146,475
3,500	Torchmark Corp.	188,300
3,200	UnitedHealth Group Inc. (d)	199,200
1,200	WellPoint Health Networks Inc. (a)	134,412
		1,369,135

The accompanying notes are an integral part of these financial statements.

-- 19 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Measuring Instruments, Photo Goods, Watches (1.5%)
5,500	Becton, Dickinson and Co.	$284,900
4,400	C.R. Bard, Inc.	249,260
3,000	Eastman Kodak Co. (d)	80,940
2,500	Tektronix, Inc.	85,050
		700,150

Miscellaneous Retail (0.4%)
4,100	CVS Corp.	172,282

Motion Pictures (1.7%)
20,530	Time Warner Inc. (a)	360,917
16,600	The Walt Disney Co.	423,134
		784,051

Non-Depository Credit Institutions (2.2%)
3,800	Capital One Financial Corp. (d)	259,844
6,049	Countrywide Financial Corp. (d)	424,942
4,500	Prudential Financial, Inc.	209,115
2,650	Washington Mutual, Inc.	102,396
		996,297

Oil and Gas Extraction (2.3%)
5,600	Burlington Resources Inc.	202,608
3,100	Newfield Exploration Co. (a)	172,794
5,200	Occidental Petroleum Corp.	251,732
9,500	ONEOK, Inc. (d)	208,905
4,000	Smith International, Inc. (a) (d)	223,040
		1,059,079

Paper and Allied Products (2.5%)
7,800	3M Co.	702,078
2,100	Kimberly Clark Corp.	138,348
13,300	Louisiana-Pacific Corp.	314,545
		1,154,971

Petroleum Refining and Related Industries (2.6%)
3,100	Amerada Hess Corp.	245,489
5,217	ChevronTexaco Corp.	490,972
10,440	Exxon Mobil Corp.	463,640
		1,200,101

Printing, Publishing, and Allied Industries (1.6%)
2,900	Harte-Hanks, Inc.	70,789
3,725	The McGraw-Hill Companies, Inc.	285,223
9,800	Viacom Inc. - Class B	350,056
		706,068

The accompanying notes are an integral part of these financial statements.

-- 20 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Real Estate Investment Trusts (REITS) (1.0%)
5,700	CarrAmerica Realty Corp.	$ 172,311
9,600	General Growth Properties, Inc.	283,872
		456,183

Security and Commodity Brokers (1.3%)
3,700	The Bear Stearns Companies Inc.	311,947
2,700	The Goldman Sachs Group, Inc.	254,232
		566,179

Tobacco Products (0.9%)
7,010	Altria Group, Inc.	350,851
1,000	R.J. Reynolds Tobacco Holdings Inc. (d)	67,590
		418,441

Transportation Equipment (0.9%)
8,800	Ford Motor Co. (d)	137,720
2,400	General Motors Corp. (d)	111,816
3,000	Northrop Grumman Corp.	161,100
		410,636

Transportation Services (0.4%)
4,600	J.B. Hunt Transport Services, Inc.	177,468

Wholesale Trade-Durable Goods (3.5%)
4,700	Avnet, Inc. (a)	106,690
6,200	The Gillette Co.	262,880
14,180	Johnson & Johnson	789,826
2,000	Nucor Corp. (d)	153,520
4,600	Textron Inc.	273,010
		1,585,926

Wholesale Trade-Non-Durable Goods (0.3%)
4,400	SUPERVALU INC.	134,684
	Total common stocks (cost $28,252,163)	32,643,447

CORPORATE BONDS (21.8%)

Amusement and Recreational Services (0.2%)
$80,000	Six Flags, Inc., 8.875%, due 02/01/2010 (d)	79,600

Chemicals and Allied Products (0.9%)
80,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	89,000
190,000	Terra Capital, Inc., 12.875%, due 10/15/2008	227,050
120,000	Union Carbide Corp., 6.790%, due 06/01/2025 (d)	121,800
		437,850

Communications by Phone, Television, Radio, Cable (3.4%)
155,000	AT&T Wireless Services, Inc., 8.750%, due 03/01/2031	189,521
155,000	Charter Communications Holdings, LLC, 8.000%, due 04/30/2012, (b)
	Cost - $155,189; Acquired - 04/21/2004	150,737

The accompanying notes are an integral part of these financial statements.

-- 21 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Communications by Phone, Television, Radio, Cable (continued)
$105,000	DirecTV Holdings, 8.375%, due 03/15/2013	$116,681
100,000	EchoStar DBS Corp., 10.375%, due 10/01/2007	107,375
270,000	Nextel Communications, Inc., 9.375% due 11/15/2009	289,912
375,000	Qwest Capital Funding Inc., 7.250%, due 02/15/2011 (d)	322,500
190,000	Sprint Capital Corp., 6.875%, due 11/15/2028	183,163
84,000	Telus Corp., 8.000%, due 06/01/2011 (e)	95,600
80,000	Triton PCS, Inc., 8.500%, due 06/01/2013	76,000
		1,531,489

Depository Institutions (0.1%)
40,000	Union Planters Bank, NA, 6.500%, due 03/15/2008	42,018

Electric, Gas, Water, Cogeneration, Sanitary Services (3.3%)
120,000	Allied Waste North America, Inc., 8.875%, due 04/01/2008	132,000
555,000	Pacific Gas & Electric, 6.050%, due 03/01/2034	523,742
525,000	Sempra Energy, Inc., 6.800%, due 07/01/2004	525,000
110,000	Southern Natural Gas, 8.875%, due 03/15/2010 (d)	120,725
200,000	Waste Management, Inc., 7.000%, due 05/15/2005	205,541
		1,507,008

Electronic, Other Electrical Equipment, except Computers (2.4%)
70,000	Nortel Networks Ltd., 6.125%, due 02/15/2006 (e)	70,700
375,000	Tyco International Group S.A., 6.000%, due 11/15/2013 (d)(e)	386,193
575,000	Tyco International Group S.A., 6.875%, due 01/15/2029 (d)(e)	603,791
		1,060,684

Food and Kindred Products (0.6%)
280,000	Kraft Foods, Inc., 5.250%, due 10/01/2013 (d)	273,277

Food Stores (0.7%)
120,000	Albertson’s Inc., 7.750%, due 06/15/2026	130,935
155,000	Kroger Co., 7.000%, due 05/01/2018	167,054
		297,989

General Merchandise Stores (0.2%)
75,000	JC Penney Co., Inc., 8.000%, due 03/01/2010	84,187

Health Services (1.1%)
240,000	HCA Inc., 5.750%, due 03/15/2014 (d)	228,583
270,000	Hillenbrand Industries, 4.500%, due 06/15/2009	270,878
		499,461

Hotels, Other Lodging Places (0.7%)
150,000	Caesars Entertainment, 8.875%, due 09/15/2008 (d)	163,125
155,000	Hyatt Equities LLC, 6.875%, due 06/15/2007, (b) Cost - $154,767; Acquired - 06/12/2002	164,902
		328,027

The accompanying notes are an integral part of these financial statements.

-- 22 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Insurance Carriers (0.5%)
$225,000	RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008 (e)	$243,911

Lumber and Wood Products, except Furniture (0.4%)
180,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015	191,250

Measuring Instruments, Photo Goods, Watches (0.6%)
170,000	Eastman Kodak Co., 7.250%, due 06/15/2005 (d)	175,850
105,000	Guidant Corp., 6.150%, due 02/15/2006	110,151
		286,001

Motion Pictures (0.3%)
115,000	Walt Disney Co., 7.000%, due 03/01/2032	123,644

Non-Depository Credit Institutions (0.6%)
150,000	Boeing Capital Corp., 4.750%, due 08/25/2008	152,923
100,000	Ford Motor Credit Co., 7.000%, due 10/01/2013	101,117
		254,040

Paper & Allied Products (0.0%)
20,000	Boise Cascade Corp., 6.500%, due 11/01/2010	20,450

Personal Services (0.3%)
155,000	Service Corp. International, 6.875%, due 10/01/2007	158,875

Pipe Lines, except Natural Gas (0.3%)
150,000	Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016 (d)	130,594

Printing, Publishing and Allied Industries (0.7%)
75,000	News America, Inc., 7.280%, due 06/30/2028	81,432
200,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (e)	229,250
		310,682

Real Estate Investment Trusts (REITS) (2.1%)
200,000	CarrAmerica Realty Corp., 3.625%, due 04/01/2009	189,628
250,000	Health Care REIT, Inc., 7.500%, due 08/15/2007	275,479
215,000	Hospitality Properties, 6.750%, 02/15/2013	223,572
55,000	ISTAR Financial, Inc., 8.750%, due 08/15/2008	61,106
200,000	Senior Housing Trust, 8.625%, due 01/15/2012	218,471
		968,256

Special Purpose Entity (0.3%)
126,653	PLC Trust 2003-1, 2.709%, due 03/31/2006, (b) Cost - $123,166; Acquired - 12/12/2003	126,797

Stone, Clay, Glass, Concrete Products (0.9%)
375,000	Owens-Brockway Glass Container Inc., 8.875%, due 02/15/2009	406,875

Transportation Equipment (0.9%)
400,000	General Motors Corp., 7.125%, due 07/15/2013 (d)	411,500

Water Transportation (0.2%)
77,500	Carnival Corp., 6.150%, due 04/15/2008 (e)	82,561

The accompanying notes are an integral part of these financial statements.

-- 23 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Balanced Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Wholesale Trade - Non Durable Goods (0.1%)
$45,000	Amerisourcebergen Corp., 7.250%, due 11/15/2012	$46,350
	Total corporate bonds (cost $9,499,788)	9,903,376

CONVERTIBLE BONDS (0.3%)
280,000	Celestica, Inc., 0.000%, due 08/01/2020 (c)(e)	155,400
	Total convertible bonds (cost $134,703)	155,400

INTERNATIONAL/YANKEE (U.S. $ Denominated) (1.1%)
265,000	Korea Development Bank, 3.875%, due 03/02/2009 (e)	254,025
205,000	United Mexican States, 9.875%, due 02/01/2010 (e)	246,820
	Total international/yankee (cost $526,549)	500,845

PREFERRED STOCKS (0.6%)

Apparel and Other Finished Products (0.2%)
4,000	Tommy Hilfiger USA Inc., 9.000%, due 12/01/2031	103,280

Non-Depository Credit Institutions (0.4%)
145	Centaur Funding Corp., 9.080%, due 04/21/2020 (b) Cost - $171,062; Acquired - 07/22/2003	181,114
	Total preferred stocks (cost $273,002)	284,394

MUNICIPAL BONDS (1.5%)
190,000	California County Tobacco Securitization Agency Revenue Bond, 7.500%, due 06/01/2019	190,293
141,820	Educational Enhancement Funding Corp. Revenue Bond, 6.720%, due 06/01/2025	130,953
181,779	Louisiana Tobacco Settlement Financing Corp. Revenue Bond, 6.360%, due 05/15/2025	177,520
175,000	Rhode Island Tobacco Settlement Financing Corp. Revenue Bond, 5.920%, due 06/01/2012	167,151
	Total municipal bonds (cost $689,969)	665,917

MORTGAGE BACKED SECURITIES (0.4%)
191,921	First Union National Bank Commercial Mortgage Trust, 1999-C4 A1, 7.184%, due 12/15/2031	199,584
	Total mortgage backed securities (cost $192,743)	199,584

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.6%)
260,000	U.S. Treasury Bond, 5.375%, due 02/15/2031 (d)	262,306
	Total U.S. government and agency obligations (cost $272,022)	262,306

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (16.6%)
7,520,000	Bank of New York Institutional Cash Reserve Fund	7,526,668
	Total Investments purchased with cash proceeds from securities lending (cost $7,526,668)	7,526,668

SHORT-TERM    INVESTMENTS (0.6%)
250,000	AIM Liquid Asset Portfolio	250,000
	Total short-term investments (cost $250,000)	250,000
	Total investments (cost $47,617,607) (115.4%)	52,391,937
	Liabilities, less other assets (-15.4%)	(6,974,401)
	Total net assets (100.0%)	$45,417,536
_________________
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	Zero Coupon - Bonds that make no interest payments.
(d)	Securities (partial/entire) out on loan (Note 2).
(e)	Foreign security or a U.S. security of a foreign company.

The accompanying notes are an integral part of these financial statements.

-- 24 --

40|86 Series Trust	Semi-Annual Report
Portfolio Manager’s Review (unaudited)	June 30, 2004
High Yield Portfolio

How did the Portfolio perform relative to its benchmark?

The High Yield Portfolio returned 1.52% for the six months ended June 30, 2004.(1) This compares to 1.36% for the benchmark Merrill Lynch High Yield Master II Index.

What caused the variance in performance between the Portfolio and its benchmark?

We outperformed the index during the first half of the year as a result of our detailed bottom-up credit research completed by our internal staff of 13 research analysts.

Which portfolio holdings enhanced the Portfolio’s performance?

For the six months ended June 30, 2004, Portfolio performance was driven by our holdings in the telecom and textile/apparel sectors. These sectors benefited from recovery of deeply discounted prices as a result of previous credit issues. Specifically, the Portfolio benefited from Airgate’s emergence from bankruptcy and Levi Straus’ announcement that they would sell their Dockers’ brand name and use proceeds to reduce debt.

Which holdings detracted from performance?

For the six months ended June 30, 2004, Portfolio performance was negatively impacted by investments in wire line telecommunication companies including Cincinnati Bell and Qwest Communications.

What is your outlook for the rest of the fiscal year?

We anticipate that interest rates will continue to rise during the second half of 2004, although the rate of increase will likely slow. As a result of this environment, we don’t expect that we will see inflows into the fixed income products and, in fact, may continue to experience outflows. Clearly these continued outflows will pressure high yield returns during the second half of the year.

Investors may wonder with all this mixed news what we are doing to limit the negative impact and actually achieve positive, top quartile investment returns for 2004. We have implemented several steps to address current and anticipated market conditions. We have moved from a barbell approach, meaning that we have a portion of higher-quality, lower-yield investments also known as "crossover" credits on one end, and higher-risk, higher-yield credits on the other. The barbell approach anticipates that the lower yielding credits will provide the base line returns and that the higher-yielding credits will provide excess returns through price appreciation. The plan we implemented during the second quarter was a general migration to the middle of the high yield market or high single B and low BB credits. We implemented this plan for several reasons. First, we believe higher interest rates will negatively impact crossover names as they are more likely to trade on spread and not dollar price. Secondly, we believe that lower quality names will be negatively impacted by the higher costs of capital, lowering earnings and, in turn, a decline in credit quality. Finally, we believe the middle market provides for a greater chance of improving credit statistics as the economy continues to strengthen, leading to improved credit ratings.

We have selected credits in the middle of the high yield market based on the recommendations of our credit research team. We focused on those credits that have stronger balance sheets, manageable maturity schedules, and positive business prospects. Specifically, these include Nextel Communications, Southern Natural Gas, Georgia Pacific and Allied Waste. Our intensive credit process has served us well over the past few years. As we enter a period of rising interest rates, credit selection based on bottom-up analysis will continue to guide our investment decisions. We believe this will continue to deliver competitive risk-adjusted returns over time.

Gregory J. Hahn, CFA	Leo J. Dierckman
Chief Investment Officer	Second Vice President
40|86 Advisors, Inc.	40|86 Advisors, Inc.
______________
(1)	Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

-- 25 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
High Yield Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (86.5%)

Amusement and Recreation Services (5.1%)
$50,000	Boca Resorts, Inc., 9.875%, due 04/15/2009	$52,875
80,000	MGM Mirage Inc., 9.750%, due 06/01/2007	87,800
75,000	Pinnacle Entertainment, 8.250%, due 03/15/2012, (a) Cost - $74,476; Acquired - 02/27/2004	72,188
75,000	Six Flags, Inc., 8.875%, due 02/01/2010	74,625
95,000	Vail Resorts Inc., 6.750%, due 02/15/2014	90,488
50,000	Venetian Casino Resort, LLC, 11.000%, due 06/15/2010	58,000
		435,976

Apparel and Other Finished Products (4.2%)
65,000	K2 Inc., 7.375%, due 07/01/2014, (a) Cost - $65,000; Acquired - 06/24/2004	66,463
65,000	Levi Strauss & Co., 12.250%, due 12/15/2012	64,350
75,000	Phillips Van-Heusen Corp., 7.250%, due 02/15/2011, (a) Cost - $75,438;
	Acquired 02/12/2004, 02/13/2004, and 06/09/2004	75,750
80,000	Playtex Products Inc., 9.375%, due 06/01/2011	78,200
70,000	Russell Corp., 9.250%, due 05/01/2010	74,725
		359,488

Building Construction, General Construction (1.0%)
75,000	D. R. Horton, Inc., 8.500%, due 04/15/2012	83,250

Business Services (3.2%)
35,000	Polypore, Inc., 8.750%, due 05/15/2012, (a) Cost - $35,000; Acquired - 05/06/2004	36,663
50,000	Reddy Ice Group Inc., 8.875%, due 08/01/2011	53,000
75,000	United Rentals North America Inc., 6.500%, due 02/15/2012	71,250
70,000	Universal Hospital Services, 10.125%, due 11/01/2011	71,400
40,000	VWR International Inc., 6.875%, due 04/15/2012, (a) Cost - $40,000; Acquired - 04/07/2004	40,350
		272,663

Chemicals and Allied Products (4.3%)
43,000	HMP Equity Holdings Corp., 0.000%, due 05/15/2008 (e)	33,325
30,000	Huntsman ICI Chemicals, Inc., 10.125%, due 07/01/2009	30,750
105,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	116,812
65,000	Nalco Co., 8.875%, due 11/15/2013, (a) Cost - $66,424; Acquired - 10/29/2003 and 06/07/2004	68,413
70,000	Rockwood Specialties Group Inc., 10.625%, due 05/15/2011	74,900
35,000	Terra Capital, Inc., 12.875%, due 10/15/2008	41,825
		366,025

Communications by Phone, Television, Radio, Cable (18.1%)
69,300	AirGate PCS, Inc., 9.375%, due 09/01/2009, (a) Cost - $59,399; Acquired - 02/13/2004	68,434
100,000	American Tower Escrow Corp., 0.000%, due 08/01/2008 (e)	73,500
80,000	Cablevision Systems Corp., 8.000%, due 04/15/2012, (a) Cost - $80,000; Acquired - 03/30/2004	79,200
50,000	Charter Communications Holdings, LLC, 11.125%, due 01/15/2011	42,250
50,000	Charter Communications Holdings, LLC, (b) 0.000%/13.500%, due 01/15/2011	36,875
40,000	Cincinnati Bell Inc., 7.250%, due 07/15/2013	37,600
25,000	Cincinnati Bell Inc., 8.375%, due 01/15/2014	22,375

The accompanying notes are an integral part of these financial statements.

-- 26 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
High Yield Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Communications by Phone, Television, Radio, Cable (continued)
$80,000	Crown Castle International Corp., 7.500%, due 12/01/2013	$80,000
125,000	CSC Holdings, Inc., 10.500%, due 05/15/2016	140,937
65,000	DirecTV Holdings, 8.375%, due 03/15/2013	72,231
60,000	Fairpoint Communications, 12.500%, due 05/01/2010	64,200
50,000	Innova S. de R.L., 9.375%, due 09/19/2013 (f)	52,625
110,000	Insight Communications, Inc., 0.000%/12.250%, due 02/15/2011 (b)	99,550
55,000	Madison River Capital, LLC, 13.250%, due 03/01/2010	58,163
135,000	Nextel Communications, Inc., 7.375%, due 08/01/2015	137,025
110,000	Qwest Communications International Inc., 7.250%, due 02/15/2011, (a)
	Cost - $109,283; Acquired - 01/30/2004	103,125
40,000	Rogers Wireless, Inc., 9.625%, due 05/01/2011 (f)	45,100
50,000	Rural Cellular Corp., 8.250%, due 03/15/2012, (a) Cost - $50,000; Acquired - 03/15/2004	51,375
85,000	Sinclair Broadcast Group, 8.000%, due 03/15/2012	87,338
25,000	Spectrasite Inc., 8.250%, due 05/15/2010	25,875
45,000	Spectrasite Inc., 8.250%, due 05/15/2010, (a) Cost - $45,150; Acquired - 05/16/2003 and 05/19/2003	46,575
45,000	Superior Essex Communications LLC/Essex Group Inc., 9.000%, due 04/15/2012, (a)
	Cost - $43,831; Acquired - 04/27/2004 and 05/05/2004	43,200
50,000	Triton PCS, Inc., 8.750%, due 11/15/2011	41,500
40,000	Warner Music Group, 7.375%, due 04/15/2014, (a) Cost - $40,000; Acquired - 04/01/2004	38,800
		1,547,853

Electric, Gas, Water, Cogeneration, Sanitary Services (3.2%)
40,000	Allied Waste North America, 6.125%, due 02/15/2014	36,750
65,000	Allied Waste North America, 6.125%, due 02/15/2014, (a) Cost - $65,000; Acquired - 01/21/2004	59,800
55,000	El Paso Production Holding Co., 7.750%, due 06/01/2013	50,737
65,000	Southern Natural Gas, 8.875%, due 03/15/2010	71,338
50,000	Transcontinental Gas Pipeline Corp., 7.000%, due 08/15/2011	51,500
		270,125

Electronic, Other Electrical Equipment, except Computers (6.2%)
32,000	Alamosa Delaware, Inc., 11.000%, due 07/31/2010	35,040
75,000	Celestica Inc., 7.875%, due 07/01/2011 (f)	76,875
80,000	Flextronics International Ltd., 6.500%, due 05/15/2013 (f)	78,400
100,000	IPC Acquisition Corp., 11.500%, due 12/15/2009	108,500
50,000	Nortel Networks Ltd., 6.125%, due 02/15/2006 (f)	50,500
90,000	Rayovac Corp., 8.500%, due 10/01/2013	94,950
27,000	TeleCorp PCS, Inc., 10.625%, due 07/15/2010	30,488
55,000	Tyco International Group S.A., 6.000%, due 11/15/2013 (f)	56,642
		531,395

Fabricated Metal Products, except Machinery and Transportation Equipment (0.6%)
50,000	Jacuzzi Brands, Inc., 9.625%, due 07/01/2010	53,750

Food Stores (0.9%)
75,000	Marsh Supermarket Inc., 8.875%, due 08/01/2007	75,375

Health Services (4.8%)
55,000	Hanger Orthopedic Group, Inc., 10.375%, due 02/15/2009	56,512
65,000	HCA Inc., 6.750%, due 07/15/2013	66,696

The accompanying notes are an integral part of these financial statements.

-- 27 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
High Yield Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Health Services (continued)
$110,000	HEALTHSOUTH Corp., 10.750%, due 10/01/2008	$113,850
80,000	Res-Care, Inc., 10.625%, due 11/15/2008	84,800
35,000	Tenet Healthcare Corp., 6.500%, due 06/01/2012	30,625
65,000	Tenet Healthcare Corp., 7.375%, due 02/01/2013	59,150
		411,633

Hotels, Other Lodging Places (3.1%)
90,000	Caesars Entertainment Inc., 8.125%, due 05/15/2011	95,963
80,000	Hilton Hotels Corp., 7.500%, due 12/15/2017	83,000
90,000	Starwood Hotel & Resorts, 7.375%, due 11/15/2015	90,450
		269,413

Industrial, Commercial Machinery, Computer Equipment (2.1%)
85,000	Cummins Inc., 5.650%, due 03/01/2098	56,100
55,000	Terex Corp., 10.375%, due 04/01/2011	61,600
60,000	Unova, Inc., 7.000%, due 03/15/2008	60,300
		178,000

Lumber and Wood Products, except Furniture (3.0%)
95,000	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/2014, (a) Cost - $91,118;
	Acquired - 02/27/2004 and 06/07/2004 (f)	89,537
125,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015	132,812
35,000	Riverside Forest Products Ltd., 7.875%, due 03/01/2014, (a) Cost - $35,000; Acquired - 02/17/2004 (f)	35,875
		258,224

Measuring Instruments, Photo Goods, Watches (1.1%)
70,000	DRS Technologies Inc., 6.875%, due 11/01/2013	68,600
25,000	Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008	25,625
		94,225

Oil and Gas Extraction (5.1%)
50,000	Chesapeake Energy Corp., 7.500%, due 06/15/2014, (a) Cost - $49,137; Acquired - 05/20/2004	51,750
40,000	Dynegy Holdings, Inc., 10.125%, due 07/15/2013, (a) Cost - $39,698; Acquired - 08/01/2003	43,500
60,000	Houston Exploration Co., 7.000%, due 06/15/2013	60,600
70,000	Pacific Energy Partners, LP, 7.125%, due 06/15/2014, (a) Cost - $69,216;
	Acquired - 06/10/2004 and 06/14/2004	71,400
105,000	Paramount Resources Ltd., 8.875%, due 07/15/2014 (f)	105,262
50,000	Plains Exploration and Production Co., 7.125%, due 06/15/2014, (a) Cost - $50,088; Acquired - 06/18/2004	51,125
50,000	Pride International Inc., 7.375%, due 07/15/2014, (a) Cost - $49,737; Acquired - 06/22/2004	50,750
		434,387

Paper and Allied Products (3.1%)
75,000	Abitibi-Consolidated Inc., 7.750%, due 06/15/2011, (a) Cost - $75,093; Acquired - 06/15/2004 (f)	75,262
75,000	Cenveo Corp., 9.625%, due 03/15/2012	81,000
35,000	Graphic Packaging International Inc., 9.500%, due 08/15/2013	38,150
80,000	Pliant Corp., 0.000%/11.125%, due 06/15/2009 (b)	67,800
		262,212

The accompanying notes are an integral part of these financial statements.

-- 28 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
High Yield Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Personal Services (1.1%)
$95,000	Service Corp. International, 7.700%, due 04/15/2009	$97,850

Printing, Publishing and Allied Products (2.8%)
10,000	Dex Media East LLC, 9.875%, due 11/15/2009	11,275
45,000	Dex Media East LLC, 12.125%, due 11/15/2012	52,762
90,000	Dex Media West LLC, 9.875%, due 08/15/2013	99,225
30,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (f)	34,388
45,000	Sun Media Corp., 7.625%, due 02/15/2013 (f)	46,125
		243,775

Real Estate Investment Trusts (REITS) (1.1%)
40,000	ISTAR Financial, Inc., 7.000%, due 03/15/2008	42,645
20,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	21,847
30,000	Senior Housing Properties Trust, 7.875%, due 04/15/2015	30,824
		95,316

Rubber and Miscellaneous Plastic Products (0.6%)
55,000	Tekni-Plex Inc., 8.750%, due 11/15/2013, (a) Cost - $55,000; Acquired - 11/12/2003	52,800

Stone, Clay, Glass, Concrete (2.6%)
100,000	Owens-Brockway Glass Container Inc., 8.250%, due 05/15/2013	103,750
120,000	U.S. Concrete Inc., 8.375%, due 04/01/2014, (a) Cost - $120,350;
	Acquired - 03/26/2004 and 06/10/2004	120,300
		224,050

Transportation by Air (0.3%)
89,915	US Airways, Inc., 9.820%, due 01/01/2013 (c)	26,320

Transportation Equipment (2.7%)
75,000	Adesa Inc., 7.625%, due 06/15/2012	76,031
80,000	Dana Corp., 9.000%, due 08/15/2011	94,000
60,000	United Components Inc., 9.375%, due 06/15/2013	61,500
		231,531

Water Transportation (0.9%)
70,000	Royal Caribbean Cruises, 8.000%, due 05/15/2010 (f)	75,775

Wholesale Trade - Durable Goods (2.1%)
50,000	Fastentech Inc., 11.500%, due 05/01/2011, (a) Cost - $55,407; Acquired - 06/03/2004 and 06/21/2004	55,625
40,000	Mueller Group Inc., 10.000%, due 05/01/2012, (a) Cost - $40,000; Acquired - 04/08/2004	41,800
73,000	TRW Automotive, Inc., 9.375%, due 02/15/2013	82,673
		180,098

Wholesale Trade - Non-Durable Goods (3.2%)
80,000	Amerisourcebergen Corp., 7.250%, due 11/15/2012	82,400
100,000	DIMON Inc., 7.750%, due 06/01/2013	93,500
100,000	Elizabeth Arden Inc., 7.750%, due 01/15/2014, (a) Cost - $101,050;
	Acquired - 01/08/2004 and 06/09/2004	102,250
		278,150
	Total corporate bonds (cost $7,208,188)	7,409,659

The accompanying notes are an integral part of these financial statements.

-- 29 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
High Yield Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

CREDIT - LINKED NOTE (2.7%)
$240,000	DJ TRAC-X North America High Yield Note, 7.375%, due 03/25/2009, (a)
	Cost - $231,563; Acquired - 06/09/2004 and 06/17/2004	$234,900
	Total credit-linked note (cost $231,563)	234,900

INTERNATIONAL/YANKEE (U.S. $ Denominated) (2.2%)
30,000	Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009 (f)	33,150
40,000	Federative Republic of Brazil, 9.250%, due 10/22/2010 (f)	38,100
50,000	Republic of Turkey, 9.000%, due 6/30/2011 (f)	50,438
75,000	Russian Federation, 5.000%/7.500%, due 03/31/2030, (a) Cost - $68,816; Acquired - 06/17/2004 (b)(f)	68,859
	Total international/yankee (cost $188,116)	190,547

COMMON STOCK (0.2%)

Communications by Phone, Television, Radio, Cable (0.2%)
919	AirGate PCS, Inc. (d)	16,818
	Total common stock (cost $15,542)	16,818

PREFERRED STOCKS (0.8%)

Apparel and Other Finished Products (0.8%)
2,768	Tommy Hilfiger USA Inc., 9.000%, due 12/01/2031	71,470
	Total preferred stocks (cost $69,222)	71,740

MUNICIPAL BONDS (1.2%)
$100,989	Louisiana Tobacco Settlement Financing Corp. Revenue Bond, 6.360%, due 05/15/2025	98,622
	Total municipal bonds (cost $99,678)	98,622

SHORT-TERM INVESTMENTS (7.6%)
384,000	AIM Liquid Asset Portfolio	384,000
263,000	Nations Treasury Portfolio	263,000
	Total short-term investments (cost $647,000)	647,000
	Total investments (cost $8,459,309) (101.2%)	8,669,016
	Liabilities less other assets (-1.2%)	(101,079)
	Total net assets (100.0%)	$8,567,937

__________________
(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	STEP - Bonds where the coupon increases or steps up at a predetermined rate.
(c)	Security in default.
(d)	Non-income producing security.
(e)	Zero coupon - Bonds that make no interest payments.
(f)	Foreign security or a U.S. security of a foreign company.

The accompanying notes are an integral part of these financial statements.

-- 30 --

40|86 Series Trust	Semi-Annual Report
Portfolio Manager’s Review (unaudited)	June 30, 2004

Fixed Income Portfolio

How did the Portfolio perform relative to its benchmark?

The Fixed Income Portfolio returned 0.03% for the six months ended June 30, 2004.(1) This compares to -0.19% for the benchmark Lehman Brothers Government/Corporate Index.

What caused the variance in performance between the Portfolio and its benchmark?

The single biggest contributor to investment returns for fixed income assets is the move toward higher interest rates. In order to protect principal in a rising rate environment, we’ve maintained the portfolio duration at roughly 90% of the benchmark duration. Simplistically, the shorter the portfolio duration, the less principal loss as interest rates rise. This strategy has paid off over the second quarter.

We’ve been positive about the fundamentals in the corporate bond market. Companies have made great strides over the past two years in reducing leverage, improving profit  and generating free cash flow. For the first time in eight years, we may actually see more upgrades than downgrades from the rating agencies. We’ve maintained our overweight to the corporate sector relative to the benchmark.

The structured portion of the portfolio, including Mortgage-Backed Securities, Collateralized Mortgage-Backed Securities (CMBS), Asset-Backed Securities and the Collateralized Mortgage Obligations, has performed well. Although we have explicitly underweighted this sector because of extension risk, it has continued to show good performance characteristics.

Which portfolio holdings enhanced the Portfolio’s performance?

Some of the holdings that enhanced the Portfolio’s performance for the period were Tyco International Group, Deutsche Telekom and RenaissanceRe Holdings, Ltd.

Which holdings detracted from performance?

Some of the detractors from performance in the first half of 2004 were Qwest Capital Funding, General Motors and Dimon, Inc.

What is your outlook for the rest of the fiscal year?

We expect rough waters for bond investors over the next two quarters. While we don’t expect interest rates to rise in a straight line, the continued growth in the U.S. economy combined with the Fed’s need to pre-emptively prevent higher inflation will provide pressure toward higher interest rates. As interest rates rise, we expect the risk premium for investors to increase.

The wild card for investors remains the looming cloud of geopolitical risk. The threat of terrorism around the globe is very high, particularly in light of the summer Olympics in Greece and the Democratic and Republican Conventions this summer, in Boston and New York City, respectively. The power transfer in Iraq and public trial of Sadam Hussein by his own country will provide a backdrop for future terrorist threats. Iran continues its belligerent path toward the development of a nuclear weapons program as North Korea flaunts its nuclear capacity. A recent publication by the CIA suggests even more devastating attacks are planned for U.S. soil than those carried out on September 11, 2001. Depending on the course of these events, financial asset valuations may be volatile as we approach the elections.

Gregory J. Hahn, CFA	Michael D. Richman, CFA
Chief Investment Officer	Second Vice President
40|86 Advisors, Inc.	40|86 Advisors, Inc.

_________________
(1)	Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

-- 31 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Fixed Income Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (64.8%)

Amusement and Recreational Services (0.3%)
$75,000	Six Flags, Inc., 8.875%, due 02/01/2010 (b)	$74,625

Building, Construction, General Contractors, and Operative Builders (0.6%)
175,000	Ryland Group, 5.375%, due 06/01/2008	177,188

Business Services (2.2%)
230,000	Cendant Corp., 7.375%, due 01/15/2013	256,958
70,000	NCR Corp., 7.125%, due 06/15/2009	76,647
265,000	Time Warner, Inc., 7.700%, due 05/01/2032	290,364
		623,969

Chemicals and Allied Products (1.1%)
75,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	83,438
80,000	Terra Capital, Inc., 12.875%, due 10/15/2008	95,600
80,000	Union Carbide Corp., 6.790%, due 06/01/2025 (b)	81,200
60,000	Wyeth, 5.250%, due 03/15/2013	58,005
		318,243

Communications by Phone, Television, Radio, Cable (9.9%)
80,000	Ameritech Capital Funding, 7.500%, due 04/01/2005	82,878
115,000	AT&T Wireless Services, Inc., 8.750%, due 03/01/2031	140,612
100,000	Charter Communications, Inc., 8.000%, due 04/30/2012, (a) Cost - $100,122; Acquired - 04/21/2004	97,250
90,000	Clear Channel Communications, Inc., 6.625%, due 06/15/2008	96,452
185,000	Clear Channel Communications, Inc., 8.000%, due 11/01/2008	210,224
185,000	Comcast Corp., 7.050%, due 03/15/2033	192,237
125,000	Cox Enterprises, 4.375%, due 05/01/2008, (a) Cost - $124,935; Acquired - 04/14/2003	124,664
300,000	Deutsche Telcom International Finance, Inc., 8.250%, due 06/15/2030 (c)	366,191
90,000	DirecTV Holdings, 8.375%, due 03/15/2013	100,012
100,000	EchoStar DBS Corp., 10.375%, due 10/01/2007	107,375
125,000	Insight Midwest L.P./Insight Capital, Inc., 10.500%, due 11/01/2010	136,875
125,000	Nextel Communications, Inc., 9.375%, due 11/15/2009	134,219
195,000	Qwest Capital Funding Inc., 7.250%, due 02/15/2011 (b)	167,700
215,000	Sprint Capital Corp., 6.875%, due 11/15/2028	207,264
75,000	TCI Communications, Inc., 9.800%, due 02/01/2012	94,160
445,000	Telus Corp., 8.000%, due 06/01/2011 (c)	506,452
		2,764,565

Depository Institutions (2.7%)
138,000	Bank of America Corp., 6.875%, due 02/15/2005	141,749
170,000	Citicorp, 6.750%, due 08/15/2005	177,901
90,000	Citifinancial, 6.500%, due 08/01/2004	90,318
145,000	Huntington National Bank, 3.125%, due 05/15/2008	139,501
185,000	Union Planters Bank, N.A., 6.500%, due 03/15/2008	194,334
		743,803

The accompanying notes are an integral part of these financial statements.

-- 32 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Fixed Income Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Electric, Gas, Water, Cogeneration, Sanitary Services (11.5%)
$115,000	Allied Waste North America, 8.875%, due 04/01/2008	$126,500
200,000	Amerenenergy Generating, 7.750%, due 11/01/2005	212,340
135,000	Cilcorp, Inc., 8.700%, due 10/15/2009	158,036
145,000	Consolidated Edison Inc., 3.625%, due 08/01/2008	142,205
150,000	Detroit Edison Co, 5.050%, due 10/01/2005	153,780
310,000	Firstenergy Corp., 7.375%, due 11/15/2031	324,078
65,000	Gulf States Utililties Co., 6.770%, due 08/01/2005	67,562
225,000	Kansas City Power & Light, 7.125%, due 12/15/2005	238,358
270,000	Niagara Mohawk Power Co., 5.375%, due 10/01/2004	272,310
155,000	NiSource Finance Corp., 7.875%, due 11/15/2010	177,917
220,000	Pacific Gas & Electric Co., 6.050%, due 03/01/2034	207,609
330,000	PSI Energy, Inc., 6.650%, due 06/15/2006	350,663
100,000	Southern Natural Gas Co., 8.875%, due 03/15/2010 (b)	109,750
265,000	Southwestern Public Service Co, 5.125%, due 11/01/2006	273,574
170,000	Texas Eastern Transmission L.P., 7.000%, due 07/15/2032	178,293
210,000	Westar Energy Inc., 6.000%, due 07/01/2014	213,753
		3,206,728

Electronic, Other Electrical Equipment, except Computers (4.1%)
150,000	Cooper Industries, Inc., 5.500%, due 011/01/2009	156,974
50,000	Nortel Networks Ltd, 6.125%, due 02/15/2006 (c)	50,500
186,000	TeleCorp PCS, Inc., 10.625%, due 07/15/2010	210,031
185,000	Tyco International Group SA, 6.000%, due 11/15/2013 (b)(c)	190,522
525,000	Tyco International Group SA, 6.875%, due 01/15/2029 (b)(c)	551,288
		1,159,315

Food and Kindred Products (2.1%)
115,000	Coca-Cola HBC Finance, 5.125%, due 09/17/2013 (c)	113,582
495,000	Kraft Foods, Inc., 5.250%, due 10/01/2013	483,116
		596,698

Food Stores (0.8%)
70,000	Albertson’s, Inc., 7.750%, due 06/15/2026	76,378
140,000	Kroger Co., 7.000%, due 05/01/2018	150,887
		227,265

Furniture and Fixtures (0.6%)
100,000	Lear Corp., 8.110%, due 05/15/2009	114,021
60,000	Rubbermaid Inc., 6.600%, due 11/15/2006	64,315
		178,336

General Merchandise Stores (0.2%)
65,000	May Department Stores Co., 6.875%, due 11/01/2005	68,126

Health Services (1.8%)
235,000	HCA, Inc., 6.950%, due 05/01/2012	245,551
60,000	HCA, Inc., 5.750%, due 03/15/2014 (b)	57,146
185,000	Medco Health Solutions, 7.250%, due 08/15/2013	198,414
		501,111

The accompanying notes are an integral part of these financial statements.

-- 33 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Fixed Income Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Hotels, Other Lodging Places (1.2%)
$100,000	Caesars Entertainment, Inc., 8.875%, due 09/15/2008 (b)	$108,750
85,000	Harrahs Operating Co., Inc., 7.500%, due 01/15/2009	93,203
135,000	Hyatt Equities LLC, 6.875%, due 06/15/2007, (a) Cost - $134,797; Acquired - 06/12/2002	143,624
		345,577

Insurance Carriers (6.8%)
30,000	Citizens Property Insurance Corp., 6.850%, due 08/25/2007	32,719
200,000	Everest Reinsurance Holdings, Ltd., 8.500%, due 03/15/2005	207,420
275,000	Genworth Financial Inc., 5.750%, due 06/15/2014	278,232
145,000	John Hancock Financial Services, 5.625%, due 12/01/2008	152,595
220,000	Monumental Global Funding II, 2.800%, due 07/15/2008, (a) Cost - $211,700; Acquired - 12/09/2003	209,968
505,000	Protective Life US Funding Trust, 5.875%, due 08/15/2006, (a)
	Cost - $505,663; Acquired - 08/06/2001 & 08/28/2001	532,843
325,000	RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008 (c)	352,316
115,000	TGT Pipeline LLC, 5.200%, due 06/01/2018	104,431
35,000	Transamerica Corp., 6.750%, due 11/15/2006	37,426
		1,907,950

Lumber and Wood Products, except Furniture (0.5%)
135,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015	143,437

Measuring Instruments, Photo Goods, Watches (0.8%)
110,000	Eastman Kodak Co., 7.250%, due 06/15/2005 (b)	113,785
95,000	Guidant Corp., 6.150%, due 02/15/2006	99,661
		213,446

Motion Pictures (0.3%)
80,000	Walt Disney Co., 7.000%, due 03/01/2032	86,013

Non-Depository Credit Institutions (3.0%)
95,000	Boeing Capital Corp., 4.750%, due 08/25/2008	96,851
205,000	Ford Motor Credit Co., 7.200%, due 06/15/2007 (b)	218,129
120,000	Ford Motor Credit Co., 7.000%, due 10/01/2013 (b)	121,340
200,000	Gemstone Investors Ltd., 7.710%, due 10/31/2004, (a) Cost - $200,000; Acquired - 10/25/2001 (b)	202,500
195,000	General Motors Acceptance Corp., 6.125%, due 08/28/2007 (b)	203,619
		842,439

Oil and Gas Extraction (1.2%)
200,000	Petroleos Mexicanos, 6.500%, due 02/01/2005 (c)	204,700
145,000	Ras Laffan Liquified Natural Gas, 3.437%, due 09/15/2009, (a)
	Cost - $145,000; Acquired - 03/02/2004 (c)	141,832
		346,532

Paper and Allied Products (0.2%)
55,000	Boise Cascade Co., 6.500%, due 11/01/2010	56,237

Personal Services (0.6%)
165,000	Service Corp. International, 7.700%, due 04/15/2009	169,950

The accompanying notes are an integral part of these financial statements.

-- 34 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Fixed Income Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Petroleum Refining and Related Industries (0.2%)
$50,000	Norsk Hydro ASA, 8.400%, due 07/15/2004 (c)	$50,080

Pipe Lines, except Natural Gas (0.3%)
105,000	Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016	91,416

Printing, Publishing, and Allied Industries (2.1%)
110,000	News America Holdings, 7.700%, due 10/30/2025	124,615
70,000	News America, Inc., 7.280%, due 06/30/2028	76,003
190,000	News America, Inc., 7.625%, due 11/30/2028	214,316
145,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (c)	166,206
		581,140

Real Estate Investment Trusts (REITS) (5.9%)
85,000	Developers Diversified Realty Co., 3.875%, due 01/30/2009	81,299
170,000	Duke Realty LP, 3.500%, due 11/01/2007	168,575
160,000	Equity One, Inc., 3.875%, due 04/15/2009	151,657
130,000	Health Care Properties, Inc., 6.875%, due 06/08/2005	134,429
200,000	Health Care REIT, Inc., 7.500%, due 08/15/2007	220,383
175,000	Hospitality Properties, 6.750%, due 02/15/2013	181,977
65,000	ISTAR Financial, Inc., 8.750%, due 08/15/2008	72,217
170,000	JDN Realty Corp., 6.800%, due 08/01/2004	170,417
300,000	Post Apartment Homes, 6.850%, due 03/16/2005	305,785
150,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	163,853
		1,650,592

Security & Commodity Brokers (0.8%)
65,000	Lehman Brothers Holdings Inc., 3.600%, due 03/13/2009 (b)	62,519
145,000	Merrill Lynch & Co., Inc., 6.000%, due 07/15/2005	149,767
		212,286

Special Purpose Entity (0.3%)
92,554	PLC Trust, 2003-1, 2.709%, due 03/31/2006, (a) Cost - $92,554; Acquired - 12/12/2003	92,659

Tobacco Products (0.7%)
185,000	Universal Corp., 5.200%, due 10/15/2013	179,480

Transportation Equipment (0.8%)
215,000	General Motors Corp., 7.125%, due 07/15/2013 (b)	221,181

Water Transportation (0.3%)
80,000	Carnival Corp., 6.150%, due 04/15/2008 (c)	85,224

Wholesale Trade - Non-Durable Goods (0.9%)
110,000	Amerisourcebergen Corp., 7.250%, due 11/15/2012	113,300
145,000	DIMON, Inc., 9.625%, due 10/15/2011	147,175
		260,475
	Total corporate bonds (cost $17,522,295)	18,176,086

The accompanying notes are an integral part of these financial statements.

-- 35 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Fixed Income Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

INTERNATIONAL /YANKEE (U.S. $ Denominated) (2.0%)
$215,000	Export-Import Bank of Korea, 4.125%, due 02/10/2009, (a) Cost - $214,001; Acquired 02/03/2004 (c)	$208,821
185,000	Korea Development Bank, 3.875%, due 03/02/2009 (c)	177,338
140,000	United Mexican States, 9.875%, due 02/01/2010 (c)	168,560
	Total international/yankee bonds (cost $577,604)	554,719

PREFERRED STOCKS (0.9%)

Apparel and Other Finished Products (0.3%)
3,500	Tommy Hilfiger USA Inc., 9.000%, due 12/01/2031	90,370

Non-Depository Credit Institutions (0.6%)
130	Centaur Funding Corp., 9.080%, due 04/21/2020, (a) Cost - $153,366; Acquired 07/22/2003	162,378
	Total preferred stocks (cost $242,563)	252,748

MUNICIPAL BONDS (5.5%)
$175,000	California County Securitization Agency Revenue Bond, 7.500%, due 06/01/2019	175,269
140,000	Decatur Texas Hospital Authority Revenue Bond, 7.750%, due 09/01/2009	145,620
118,946	Educational Enhancement Funding Corp. Revenue Bond, 6.720%, due 06/01/2025	109,832
70,000	Heart of Texas Education Finance Corp. Revenue Bond, 5.000%, due 02/15/2013	66,379
90,000	Indiana State Development & Financing Authority Revenue Bond, 5.500%, due 01/01/2033	90,125
141,384	Louisiana Tobacco Settlement Financing Corp. Revenue Bond, 6.360%, due 05/15/2025	138,071
100,000	New Jersey Economic Development Authority Revenue Bond, 3.250%, due 09/15/2006	100,376
505,000	North Carolina Eastern Municipal Power Agency Revenue Bond, 7.050%, due 01/01/2007	535,209
185,000	Rhode Island Tobacco Settlement Financing Corp. Revenue Bond, 5.920%, due 06/01/2012	176,703
	Total municipal bonds (cost $1,513,810)	1,537,584

ASSET BACKED SECURITIES (2.1%)
219,544	Centex Home Equity, 2001-A A6, 6.250%, due 04/25/2031	226,597
115,000	Centex Home Equity, 2004-A AF6, 4.270%, due 01/25/2034	109,696
87,521	Chase Funding Mortgage Loan Asset-Backed Certificates, 2001-3 1A4, 5.602%, due 05/25/2027	87,882
23,391	Equity One Abs, Inc., 2002-1 AF2, 5.523%, due 08/25/2032	23,879
36,196	Residential Asset Mortgage Products, Inc., 2001-RZ4 A4, 5.200%, due 03/25/2030	36,218
95,000	Residential Asset Mortgage Products, Inc., 2002-RZ3 A4, 4.730%, due 12/25/2031	96,496
	Total asset backed securities (cost $578,736)	580,768

COLLATERIZED MORTGAGE OBLIGATIONS (12.4%)
107,355	Bear Stearns Commercial Mortgage Securities Inc., 1999-C1 A1, 5.910%, due 02/14/2031	112,397
250,000	Bear Stearns Commercial Mortgage Securities Inc., 2002-TOP6 A2, 6.460%, due 10/15/2036	271,633
95,854	Commercial Mortgage Asset Trust, 1999-C1 A1, 6.250%, due 01/17/2032	99,082
115,000	CS First Boston Mortgage Securities Corp., 2001-CKN5 A3, 5.107%, due 09/15/2034	118,485
290,000	Deutsche Mortgage and Asset Receiving Corp., 1998-C1 A2, 6.538%, due 06/15/2031	310,715
25,389	DLJ Commercial Mortgage Corp., 1999-CG3 A1A, 7.120%, due 10/10/2032	26,969
180,671	Federal Home Loan Mortgage Corp., 2614 CH, 3.500%, due 12/15/2010	182,104
160,000	Federal Home Loan Mortgage Corp., 2638 KA, 3.000%, due 07/15/2009	160,512
160,000	Federal Home Loan Mortgage Corp., 2638 NA, 3.000%, due 02/15/2015	160,422
28,797	Federal National Mortgage Assn., 2001-68 A, 6.000%, due 07/25/2029	29,139
270,228	Federal National Mortgage Assn., 2003-18 DA, 4.500%, due 11/25/2014	273,343
220,000	Federal National Mortgage Assn., 2003-36 TY, 4.500%, due 07/25/2022	222,234
139,921	Federal National Mortgage Assn., 2003-42 JB, 4.000%, due 09/25/2017	140,185

The accompanying notes are an integral part of these financial statements.

-- 36 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Fixed Income Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

COLLATERIZED MORTGAGE OBLIGATIONS (continued)
$165,000	Federal National Mortgage Assn., 2003-57 KB, 4.500%, due 12/25/2012	$167,160
16,258	First Union-Chase Commercial Mortgage, 1999-C2 A1, 6.363%, due 06/15/2031	16,784
178,787	GMAC Commercial Mortgage Securities, Inc., 1999-C1 A1, 5.830%, due 05/15/2033	185,194
19,882	GMAC Commercial Mortgage Securities, Inc., 1999-C2 A1, 6.570%, due 09/15/2033	20,396
460,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., 2001-CIB3 A2, 6.044%, due 11/15/2035	488,240
465,000	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.168%, due 02/13/2010	496,052
	Total collaterized mortgage obligations (cost $3,516,161)	3,481,046

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (7.1%)
275,000	Federal Home Loan Mortgage Corp., 2.850%, due 01/15/2007	272,417
275,000	Federal National Mortgage Assn., 2.750%, due 08/11/2006	272,814
215,000	Federal National Mortgage Assn., 3.000%, due 12/15/2006	211,666
355,000	Federal National Mortgage Assn., 3.500%, due 10/15/2007	351,816
575,000	U.S. Treasury Bond, 5.375%, due 02/15/2031 (b)	579,983
193,297	U.S. Treasury Inflation Index Note, 2.000%, due 01/15/2014 (b)	192,209
120,000	U.S. Treasury Note, 4.750%, due 05/15/2014 (b)	121,289
	Total U.S. government and agency obligations (cost $2,025,292)	2,002,194

MORTGAGE BACKED SECURITIES - U.S. AGENCY (1.3%)
4,495	Federal Home Loan Mortgage Corp. Gold, Pool C00712, 6.500%, due 02/01/2029	4,701
58,624	Federal Home Loan Mortgage Corp. Gold, Pool C50964, 6.500%, due 05/01/2031	61,232
31,099	Federal Home Loan Mortgage Corp. Gold, Pool C60697, 6.000%, due 11/01/2031	31,880
31,783	Federal Home Loan Mortgage Corp. Gold, Pool G00479, 9.000%, due 04/01/2025	35,789
50,597	Federal Home Loan Mortgage Corp. Gold, Pool G00943, 6.000%, due 07/01/2028	51,963
14,338	Federal National Mortgage Assn., Pool 349410, 7.000%, due 08/01/2026	15,214
137,252	Federal National Mortgage Assn., Pool 545449, 6.500%, due 02/01/2017	145,168
3,982	Federal National Mortgage Assn., Pool 62289, 3.696%, due 03/01/2028	4,076
3,613	Government National Mortgage Assn., Pool 354859, 9.000%, due 07/15/2024	4,067
507	Government National Mortgage Assn., Pool 51699, 15.000%, due 07/15/2011	601
	Total mortgage backed securities - U.S. agency (cost $342,570)	354,691

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (9.7%)
2,704,000	Bank of New York Institutional Cash Reserve Fund	2,706,398
	Total investments purchased with cash proceeds from securities lending (cost $2,706,398)	2,706,398

SHORT-TERM INVESTMENTS (3.8%)
1,072,000	AIM Liquid Asset Portfolio	1,072,000
	Total short-term investments (cost $1,072,000)	1,072,000
	Total investments (cost $30,097,429) (109.6%)	30,718,234
	Liabilities, less other assets (-9.6%)	(2,682,246)
	Total net assets (100.0%)	$28,035,988

_________________
(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Securities (partial/entire) out on loan (Note 2).
(c)	Foreign security or a U.S. security of a foreign company.

The accompanying notes are an integral part of these financial statements.

-- 37 --

40|86 Series Trust	Semi-Annual Report
Portfolio Manager’s Review (unaudited)	June 30, 2004

Government Securities Portfolio

How did the Portfolio perform relative to its benchmarks?

The Government Securities Portfolio returned -0.18% for the six months ended June 30, 2004.(1) This compares to -0.12% for the benchmark Lehman Brothers Government Bond Index and 0.77% for the benchmark Lehman Brothers Mortgage-Backed Securities ("MBS") Index.

What caused the variance in performance between the Portfolio and its benchmarks?

The variance can be explained by the relatively high amount of cash that was maintained in the Portfolio and an effective duration of 3.69 years vs 4.93 years for the Lehman Brothers Government Bond Index and 4.13 years for the Lehman Brothers Mortgage-Backed Securities Index.

Which portfolio holdings enhanced the Portfolio’s performance?

The two sectors that contributed the most to the Portfolio’s performance, that were held throughout the six months, were the mortgage pass throughs and asset backed securities.

Which holdings detracted from performance?

The only securities that had any meaningful negative return impact on the Portfolio were some 5- and 10-year U.S. Treasury securities. This was partially mitigated, however, by swapping out of some 10-year Treasuries into similar duration Treasuries with a much larger coupon. The effect is to significantly increase interest income.

What is your outlook for the rest of fiscal year?

Mortgage convexity will remain a key issue over the coming months. Risk/reward favors a short mortgage position. Implied volatility is at its lowest levels in a while and is biased to spike in a further rally. While turnover over coming months is likely to be faster than 1999-2000, the real driver of mortgage valuations is the longer-term turnover, which could be significantly slower. The Portfolio will continue to stay short for the benchmark duration and look to add higher-yielding assets with limited extension risk in the short end.

Gregory J. Hahn, CFA	Michael J. Dunlop
Chief Investment Officer	Vice President
40|86 Advisors, Inc.	40|86 Advisors, Inc.
__________________
(1)	Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

-- 38 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Government Securities Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (0.5%)

Insurance Carriers (0.5%)
95,000	MGIC Investment Corp., 6.000%, due 03/15/2007	$100,569
	Total corporate bonds (cost $94,997)	100,569

MUNICIPAL BONDS (1.8%)
190,000	Alaska Industrial Development & Export Auth., 6.625%, due 05/01/2006	198,791
145,000	Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2012	138,497
	Total municipal bonds (cost $294,553)	337,288

ASSET BACKED SECURITIES (8.3%)
75,000	Atlantic City Electric Transition Funding LLC, 2002-1 A4, 5.550%, due 10/20/2023	74,913
34,761	Centex Home Equity, 2001-A A4, 6.470%, due 07/25/2029	35,701
87,521	Chase Funding Mortgage Loan Asset-Backed Certificates, 2001-3 1A4, 5.602%, due 05/25/2027	87,882
110,000	Citibank Credit Card Issuance Trust 2003-C3 C3, 4.450%, due 04/07/2010	110,416
285,000	Countrywide Asset-Backed Certificates, 2002-S1 A5, 5.960%, due 11/25/2016	287,489
70,000	MBNA Credit Card Master Note Trust, 2002-C1 C1, 6.800%, due 07/15/2014	75,565
300,000	The Money Store Home Equity Trust, 1998-B AF9, 6.335%, due 08/15/2039	312,782
6,033	Residential Asset Mortgage Products, Inc., 2001-RZ4 A4, 5.200%, due 03/25/2030	6,036
85,000	Residential Asset Mortgage Products, Inc., 2002-RZ3 A4, 4.730%, due 12/25/2031	86,338
198,847	Residential Asset Securities Corp., 1999-KS2 AI9, 7.150%, due 07/25/2030	205,058
239,084	Residential Asset Securities Corp., 2000-KS3 AI6, 7.810%, due 07/25/2031	250,736
	Total asset backed securities (cost $1,533,867)	1,532,916

COLLATERALIZED MORTGAGE OBLIGATIONS (5.3%)
26,838	Bear Stearns Commercial Mortgage Securities, Inc., 1999-C1 A1, 5.910%, due 02/14/2031	28,099
102,244	Commercial Mortgage Asset Trust, 1999-C1 A1, 6.250%, due 01/17/2032	105,688
69,819	DLJ Commerical Mortgage Corp., 1999-CG3 A1A, 7.120%, due 10/10/2032	74,165
40,610	Fanniemae Grantor Trust, 1999-T2 A1, 7.500%, due 01/19/2039	43,542
75,000	First Union National Bank Commercial Mortgage Trust, 1999-C4 A2, 7.390%, due 12/15/2031	84,381
21,302	GMAC Commercial Mortgage Securities, Inc., 1999-C2 A1, 6.570%, due 09/15/2033	21,853
127,545	Government National Mortgage Assn., 2002-50 PB, 6.000%, due 06/20/2027	127,668
16,474	Housing Securities, Inc., 1994-2 A1, 6.500%, due 07/25/2009	16,615
445,128	JP Morgan Commercial Mortgage Finance Corp., 2000-C9 A1, 7.590%, due 10/15/2032	467,168
	Total collateralized mortgage obligations (cost $986,435)	969,179

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (52.2%)
1,000,000	Fannie Mae, 5.250%, due 08/01/2012	1,000,898
250,000	Federal Farm Credit Bank, 6.000%, due 06/14/2012	257,034
500,000	Federal Home Loan Bank, 4.875%, due 11/10/2010	498,826
500,000	Federal Home Loan Mortgage Corp., 6.250%, due 03/05/2012	524,175
2,000,000	U.S. Treasury Bond, 11.250%, due 02/15/2015	3,086,094
2,325,000	U.S. Treasury Note, 3.875%, due 05/15/2009 (a)	2,333,537
2,000,000	U.S. Treasury Note, 4.000%, due 02/15/2014 (a)	1,906,720
	Total U.S. government and agency obligations (cost $9,716,109)	9,607,284

The accompanying notes are an integral part of these financial statements.

-- 39 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Government Securities Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

MORTGAGE BACKED SECURITIES - U.S. AGENCY (8.4%)
$42,111	Federal Home Loan Mortgage Corp. Gold, Pool C01131, 6.500%, due 01/01/2031	$43,984
42,359	Federal Home Loan Mortgage Corp. Gold, Pool C01148, 6.500%, due 02/01/2031	44,244
126,458	Federal Home Loan Mortgage Corp. Gold, Pool C01184, 6.500%, due 06/01/2031	132,085
107,091	Federal Home Loan Mortgage Corp. Gold, Pool C01186, 6.000%, due 06/01/2031	109,781
44,981	Federal Home Loan Mortgage Corp. Gold, Pool C28063, 6.500%, due 07/01/2029	47,011
21,001	Federal Home Loan Mortgage Corp. Gold, Pool C29168, 6.500%, due 07/01/2029	21,949
7,405	Federal Home Loan Mortgage Corp. Gold, Pool D66012, 7.000%, due 11/01/2025	7,864
6,819	Federal Home Loan Mortgage Corp. Gold, Pool E00441, 7.500%, due 07/01/2011	7,269
272,345	Federal National Mortgage Assn., Pool 253845, 6.000%, due 06/01/2016	284,352
44,187	Federal National Mortgage Assn., Pool 254091, 6.000%, due 12/01/2031	45,278
8,084	Federal National Mortgage Assn., Pool 303780, 7.000%, due 03/01/2026	8,585
59,495	Federal National Mortgage Assn., Pool 320582, 6.500%, due 01/01/2011	63,050
135,640	Federal National Mortgage Assn., Pool 336290, 6.500%, due 04/01/2011	143,690
45,812	Federal National Mortgage Assn., Pool 535837, 6.000%, due 04/01/2031	46,944
172,546	Federal National Mortgage Assn., Pool 545449, 6.500%, due 02/01/2017	182,497
10,190	Federal National Mortgage Assn., Pool 609583, 6.000%, due 11/01/2031	10,441
266,990	Federal National Mortgage Assn., Pool 645649, 6.000%, due 06/01/2017	278,645
3,871	Government National Mortgage Assn., Pool 119896, 13.000%, due 11/15/2014	4,507
56,349	Government National Mortgage Assn., Pool 408675, 7.500%, due 01/15/2026	60,909
	Total mortgage backed securities - U.S. agency (cost $1,539,206)	1,543,085

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (23.7%)
4,350,000	Bank of New York Institutional Cash Reserve Fund	4,353,857
	Total investments purchased with cash proceeds from securities lending (cost $4,353,857)	4,353,857

SHORT-TERM INVESTMENTS (22.9%)
719,000	AIM Liquid Asset Portfolio	719,000
3,500,000	Federal Home Loan Bank Discount Note, 1.000%, due 07/01/2004	3,500,000
	Total short-term investments (cost $4,219,000)	4,219,000

	Total investments (cost $22,738,024) (123.1%)	22,663,178
	Liabilities, less other assets (-23.1%)	(4,247,823)
	Total net assets (100.0%)	$18,415,355
_________________
(a)	Securities (entire/partial) out on loan (Note 2).

The accompanying notes are an integral part of these financial statements.

-- 40 --

40|86 Series Trust	Semi-Annual Report
Portfolio Manager’s Review (unaudited)	June 30, 2004

Money Market Portfolio

Investors remained focused on the Federal Reserve again in the second quarter. Going into the quarter, investors believed the Federal Funds rate would remain unchanged for the better part of the year. The domestic economy showed signs of improvement in the early parts of this quarter leading the Federal Reserve to reevaluate their position on interest rates.

Although Federal Reserve Chairman Greenspan noted that the FOMC would increase the Fed Funds rate at a "measured" pace, he also indicated that they would take the appropriate actions to maintain price stability. It was this rhetoric that caused the steepening of the commercial paper curve during the quarter. At the beginning of the quarter, the Fed Funds discount rate was 1.00%, which the Fed increased by 25 basis points to 1.25% at their June meeting.

Coming into the quarter the LIBOR curve was flat with only 20 basis points between one week and six month LIBOR rates. In anticipation of Fed tightening, the six month LIBOR curve steepened by 61 basis points causing short term rates to adjust accordingly.

On April 1, the commercial paper yield curve was also extremely flat. There were only 5 basis points between the discount rate on overnight commercial paper and the discount rate on 90-day commercial paper. By the end of June, before the Federal Reserve meeting, the front end of the commercial paper curve had adjusted upward in anticipation of the increase with overnight paper at a higher discount than 1-month paper.

In anticipation of continued Fed tightening, we have positioned the Portfolio accordingly. In anticipation of higher Fed Funds rates we remained short duration in the Money Market Portfolio for the entire quarter. The current duration of the Money Market Portfolio is 18 days.

The Money Market Portfolio is invested in commercial paper maturing in less than 90 days, in agency discount notes and in variable rate demand notes. Variable rate demand notes (VRDNs) are securities with a periodic (weekly, daily) rate reset. We used short corporate securities with maturities less than thirteen months to add yield to the Portfolio.

Gregory J. Hahn, CFA
Chief Investment Officer
40|86 Advisors, Inc.

-- 41 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Money Market Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (13.0%)

Amusement and Recreational Services (1.8%)
$ 700,000	Carnival Corp., 7.700%, due 07/15/2004 (d)	$701,734

Food and Kindred Products (2.5%)
950,000	Golden Oval Eggs, 1.150%, due 07/30/2004 (a) (b)	950,000

Motor Vehicles (1.4%)
500,000	Daimler Chrysler NA Holdings, 7.400%, due 01/20/2005	515,962

Non-Depository Credit Institutions (2.4%)
400,000	Ford Motor Credit Co., 6.700%, due 07/16/2004	400,815
500,000	Textron Financial Corp., 7.125%, due 12/09/2004	512,598
		913,413

Real Estate Operators (2.8%)
565,000	Cunat Capital Corp., 1.250%, due 07/30/2004 (a) (b)	565,000
500,000	Kuehn Enterprises, LLC, 1.300%, due 07/07/2004 (a) (b)	500,000
		1,065,000

Security and Commodity Brokers (2.1%)
400,000	Goldman Sachs Group, Inc., 7.500%, due 01/28/2005	413,890
400,000	Merrill Lynch & Co., Inc., 6.550%, due 08/01/2004	401,796
		815,686
	Total corporate bonds (cost $4,961,795)	4,961,795

MUNICIPAL BONDS (56.4%)
100,000	ABAG Financial Authorities California Multifamily Revenue Bond, 1.250%, due 07/07/2004 (CS: Federal National Mortgage Assn.) (a) (b)	100,000
1,000,000	Burke County Georgia Development Authority Pollution Control Revenue Bond, 0.930%, due 07/07/2004 (a) (b)	1,000,000
1,400,000	California Housing Financial Agency Revenue Bond, 1.130%, due 07/07/2004 (a) (b)	1,400,000
125,000	Chicago Illinois Tax Increment Tax Allocation Bond, 6.000%, due 11/15/2004 (CS: ACA Financial Guaranty Corp.)	127,025
100,000	Colorado Housing and Financial Authority Revenue Bond, 1.060%, due 07/07/2004 (CS: Federal National Mortgage Assn.) (a) (b)	100,000
1,000,000	Detroit Michigan Water Supply System Revenue Bond, 0.940%, due 07/07/2004 (a) (b)	1,000,000
250,000	Harris County-Houston Texas Sports Authority Special Revenue Bond, 5.950%, due 11/15/2004 (CS: MBIA Inc.)	254,161
2,000,000	Illinois Health Facilities Authority Revenue Bond, 0.970%, due 07/07/2004 (a) (b)	2,000,000
1,000,000	Kentucky Economic Development Hospital Facilities Revenue Bond, 0.920%, due 07/01/2004 (a) (b)	1,000,000
250,000	Los Angeles California Community Redevelopment Financing Authority Revenue Bond, 2.625%, due 09/01/2004 (CS:ACA Financial Guaranty Corp.)	250,427
600,000	Maryland State Transportation Authority Revenue Bond, 3.629%, due 07/01/2004 (CS: MBIA Inc.)	600,000
1,000,000	Nassau County New York Interim Finance Authority Revenue Bond, 0.900%, due 07/07/2004 (a) (b)	1,000,000
1,000,000	New York City Housing Development Corp./Multifamily Rent Housing Revenue Bond, 0.950%, due 07/07/2004 (CS: Federal National Mortgage Assn.) (a) (b)	1,000,000

The accompanying notes are an integral part of these financial statements.

-- 42 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Money Market Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
$100,000	New York State Housing Financial Agency Revenue Bond, 1.060%, due 07/07/2004 (CS: Federal Home Loan Mortgage Corp.) (a) (b)	$100,000
500,000	North Central Texas Health Facilities Development Corp. Revenue Bond, 0.920%, due 07/30/2004 (a) (b)	500,000
1,000,000	Northern California Transmission Agency Revenue Bond, 0.900%, due 07/07/2004 (CS: Financial Security Assurance, Inc.) (a) (b)	1,000,000
1,695,000	Philadelphia Authority for Industrial Development Special Facilities Revenue Bond, 1.100%, due 07/07/2004 (a) (b)	1,695,000
1,000,000	Pinellas County Florida Housing Financial Authority Multifamily Revenue Bond, 0.930%, due 07/07/2004 (CS: Federal National Mortgage Assn.) (a) (b)	1,000,000
900,000	St. Francis Healthcare Foundation Hawaii Revenue Bond, 1.800%, due 07/07/2004 (LOC: First Hawaiian Bank) (a) (b)	900,000
295,000	Stafford County Virginia Industrial Development Authority Revenue Bond, 1.500%, due 08/01/2004 (CS: MBIA Inc.)	295,024
2,000,000	Student Loan Finance Association Washington Education Revenue Bond, 1.090%, due 07/30/2004 (a) (b)	2,000,000
1,000,000	Sunshine State Governmental Financing Commission Revenue Bond, 0.950%,
	due 07/07/2004 (CS: Ambac Financial Group, Inc.) (a) (b)	1,000,000
1,000,000	Tempe Arizona Union High School District General Obligation Bond, 5.000%,
	due 07/30/2004 (CS: Financial Guaranty Insurance Co.) (b)	1,013,070
140,000	Weslaco Texas Economic Development Corp. Sales Tax Revenue Bond, 2.500%,
	due 02/15/2005 (CS: MBIA Inc.)	140,907
500,000	Westminster Colorado Economic Development Authority Tax Incremental Revenue Bond, 1.190%, due 07/07/2004 (LOC: HSH Nordbank AG) (a) (b)	500,000
500,000	Wilkes Barre Pennsylvania General Obligation Bond, 6.250%, due 03/01/2005
	(CS: Ambac Financial Group, Inc.)	516,306
1,000,000	Winston-Salem North Carolina Floating-Risk Acceptance Management Corp.
	Certificate of Participation, 0.940%, due 07/07/2004 (SPA: Dexia Credit Local) (a) (b)	1,000,000
150,000	Woodbridge Township New Jersey General Obligation Bond, 2.250%,
	due 03/15/2005 (CS: MBIA Inc.)	150,836
	Total municipal bonds (cost $21,642,756)	21,642,756

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.6%)
1,000,000	Federal National Mortgage Assn., 1.070%, due 07/09/2004	999,762
	Total U.S. government and agency obligations (cost $999,762)	999,762

COMMERCIAL PAPER (22.9%)

Building Construction, General Contractors and Operative Builders (2.6%)
1,000,000	Societe Generale North America, 1.100%, due 07/12/2004	999,674

Chemicals and Allied Products (2.6%)
1,000,000	Bristol-Meyer Squibb, 1.130%, due 07/12/2004, (c) Cost - $999,655; Acquired - 06/10/2004	999,655

Depository Institutions (7.8%)
1,000,000	Deutsche Bank, 1.440%, due 07/01/2004	1,000,000
1,000,000	Royal Bank of Scotland, 1.080%, due 07/13/2004	999,640
1,000,000	UBS Finance, 1.200%, due 07/01/2004	1,000,000
		2,999,640

The accompanying notes are an integral part of these financial statements.

-- 43 --

40|86 Series Trust	Semi-Annual Report
Schedule of Investments	June 30, 2004 (Unaudited)
Money Market Portfolio

SHARES OR PRINCIPAL AMOUNT	VALUE

Motor Vehicles (2.6%)
$1,000,000	Volkswagen of America, 1.190%, due 07/09/2004, (c) Cost - $999,736; Acquired - 06/11/2004	$999,736

Non-Depository Credit Institutions (2.1%)
800,000	General Electric Capital Corp., 1.060%, due 07/13/2004	799,717

Security and Commodity Brokers (5.2%)
1,000,000	Merrill Lynch & Co., 1.450%, due 07/01/2004	1,000,000
1,000,000	Morgan Stanley, 1.120%, due 07/09/2004	999,751
		1,999,751
	Total commercial paper (cost $8,798,173)	8,798,173

MONEY MARKET FUNDS (5.7%)
1,764,000	AIM Liquid Asset Portfolio	1,764,000
423,000	Nations Treasury Portfolio	423,000
	Total money market funds (cost $2,187,000)	2,187,000
	Total investments (cost $38,589,486) (100.6%)	38,589,486
	Liabilities less other assets (-0.6%)	(236,921)
	Total net assets (100.0%)	$38,352,565

_________________
(a)	Variable Coupon Rate - The rate reported is the rate in effect as of June 30, 2004.
(b)	Maturity date represents first available put date.
(c)	Restricted under Rule 144A of the Securities Act of 1933.
(d)	Foreign security or a U.S. security of a foreign company.
CS	Credit Support
LOC	Letter of Credit
SPA	Standby Purchase Agreement
The accompanying notes are an integral part of these financial statements.

-- 44 --

40|86 Series Trust	Semi-Annual Report
Notes to Financial Statements (unaudited)	June 30, 2004

(1) GENERAL

40|86 Series Trust (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate portfolio of investments. The Trust consists of seven series ("Portfolios") each with its own investment objective and investment policies. The Portfolios are the Focus 20, Equity, Balanced, High Yield, Fixed Income, Government Securities and Money Market. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

The investments in each Portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:

Portfolio	Cost	Value	% of Net Assets
Balanced Portfolio — bonds	$604,184	$623,550	1.37%
High Yield Portfolio — bonds	1,980,274	1,996,069	23.30%
Fixed Income Portfolio — bonds	1,882,138	1,916,539	6.84%
Money Market Portfolio — commercial paper	1,999,391	1,999,391	5.21%

These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, 40|86 Advisors, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Portfolios, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust (the "Trustees").

The Trustees determined that the Money Market Portfolio will value investments at amortized cost, which is conditioned on the Trust’s compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

In all Portfolios of the Trust, except for the Money Market Portfolio, securities that are traded on stock exchanges, excluding the NASDAQ national market system, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices obtained from a pricing service or brokers. Prices for fixed income securities may be obtained from an independent pricing source that uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost that approximates value. If an investment owned by a Portfolio experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Portfolio’s policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Portfolio evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code. The Trust intends to distribute substantially all taxable income and net realized gains to shareholders annually, and otherwise comply with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period the difference arises.

DIVIDENDS TO SHAREHOLDERS

   Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Government Securities, Fixed Income and High Yield Portfolios, on a quarterly basis in the Balanced Portfolio and on an annual basis in the Focus 20 and Equity Portfolios. Distributions of net short-term capital gains and losses are declared and reinvested on an annual basis as a component of net realized gains (losses).

Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may effect per-share allocation between net investment Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may effect per-share allocation between net investment income and realized and unrealized gains (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

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40|86 Series Trust	Semi-Annual Report
Notes to Financial Statements (unaudited)	June 30, 2004

SECURITIES LENDING

The Portfolios have entered into a Securities Lending Agreement (the "Agreement") with the Bank of New York. Under terms of the Agreement, the Portfolios may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 100% of the market value of any loaned securities, plus accrued interest. Cash collateral is invested in short-term securities or variable rate bonds and CDs that are included in the respective Portfolio’s Schedule of Investments.

At June 30, 2004, the Equity, Balanced, Fixed Income and Government Securities Portfolios had securities with a market value of $45,213,612, $7,637,515, $2,843,801 and $4,280,858, respectively, on loan (included within Investments in securities in the Statements of Assets and Liabilities) and had received $46,082,442, $7,526,668, $2,706,398 and $4,353,857, respectively, in collateral. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Other income in the Statements of Operations. For the six months ended June 30, 2004, the securities lending income totaled $27,263, $4,370, $3,681 and $12,512, respectively.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolios could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Adviser provides investment advice and, in general, supervises the Trust’s management and investment program, furnishes office space, prepares Portfolio reports for the Trust, monitors Portfolio compliance by the Trust in its investment activities and pays compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

Under the Investment Advisory Agreement, the Adviser receives an investment advisory fee based on the daily net asset value at an annual rate of 0.70 percent for the Focus 20 and High Yield Portfolios, 0.65 percent for the Equity and Balanced Portfolios, and 0.50 percent for the Fixed Income, Government Securities, and Money Market Portfolios. The Adviser has voluntarily reduced its advisory fee to 0.25 percent of the average daily net assets of the Money Market Portfolio. The total fees incurred for such services were $946,484 for the six months ended June 30, 2004.

The Adviser has entered into Subadvisory Agreements for the management of the investments in the Focus 20 Portfolio, Equity Portfolio and the equity portion of the Balanced Portfolio. The Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Focus 20 Portfolio is Oak Associates, ltd. The Subadviser for the Equity Portfolio and the equity portion of the Balanced Portfolio is Chicago Equity Partners, LLC. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse the Portfolios through April 30, 2005 to the extent that the ratio of expenses to net assets on an annual basis exceed the following:

Portfolio
Focus 20	1.15%
Equity	1.10%
Balanced	1.10%
High Yield	1.15%
Fixed Income	0.95%
Government Securities	0.95%
Money Market	0.45%

The Adviser may discontinue these contractual limits at any time after April 30, 2005. After this date the Adviser may elect to continue, modify or terminate the limitation on Portfolio operating expenses. Further, under the terms of this agreement any portfolio expenses waived or reimbursed may be recouped by the Adviser from the Portfolio to the extent actual operating expenses for a period are less than the expense limitation caps. The Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year that they were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	December 31,
	2004	2005	2006
Focus 20	$205	$19,034	$4,298
Equity	—	98,019	64,540
Balanced	—	49,725	21,956
High Yield	—	22,304	8,570
Fixed Income	—	36,301	20,431
Government Securities	—	13,736	31,927
Money Market	314,209	335,352	237,653

ADMINISTRATIVE AGREEMENT

Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of regulatory documents required for compliance by the Portfolios with applicable laws and regulations, supervises the maintenance of books and records of the Portfolios and provides other general and administrative services. Effective May 1, 2001, the Administrator receives an annual fee, for providing these services, equal to 0.15 percent for the first $200 million of average daily net assets of the Trust; 0.10 percent of the next $300 million of average and/or reimburse the Portfolios through April 30, 2005 to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the Investment Advisory Agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2005.

-- 46 --

40|86 Series Trust	Semi-Annual Report
Notes to Financial Statements (unaudited)	June 30, 2004

DISTRIBUTION AGREEMENT

Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Portfolio pursuant to an Underwriting Agreement, approved by the Trustees. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Portfolio will be continuously offered to life insurance company separate accounts to fund the benefits under variable annuity and variable life contracts. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as, any advertising or sales literature.

The Trust adopted a Distribution and Service Plan pursuant to Rule 12b-1 (the "Plan"), dated May 1, 2001, for the Focus 20, Equity, Balanced, High Yield, Fixed Income and Government Securities Portfolios in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plan, a Portfolio may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of shares of the Portfolio and for account maintenance provided to shareholders. The Plan authorizes payments to the Distributor up to 0.25 percent annually of each Portfolio’s average daily net assets. The Plan provides for periodic payments by the Distributor to financial intermediaries for providing shareholder services to accounts that hold shares and for promotional and other sales related costs. The total fees incurred by the Trust for such services for the six months ended June 30, 2004, were $335,428.

4. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from sales of investments for six months ended June 30, 2004 are shown below:

	FOCUS 20 PORTFOLIO	EQUITY PORTFOLIO	BALANCED PORTFOLIO	HIGH YIELD PORTFOLIO	FIXED INCOME PORTFOLIO	GOVERNMENT SECURITIES PORTFOLIO
Purchases:
U.S. Government	$—	$—	$5,302,943	$—	$7,352,268	$36,513,564
Other	656,368	83,058,612	16,125,461	4,602,407	18,287,256	2,159,072
Sales:
U.S. Government	$—	$—	$6,973,550	$—	$9,624,868	$38,952,381
Other	3,185,648	102,227,938	18,287,134	5,302,633	19,609,,832	6,008,486

5. FEDERAL INCOME TAXES

The following information for the Portfolios is presented on an income tax basis as of December 31, 2003:

	FOCUS 20 PORTFOLIO	EQUITY PORTFOLIO	BALANCED PORTFOLIO	HIGH YIELD PORTFOLIO	FIXED INCOME PORTFOLIO	GOVERNMENT SECURITIES PORTFOLIO
Cost of investments (a)	$4,474,533	$148,039,116	$46,361,203	$9,154,045	$36,582,948	$26,326,229
Gross unrealized appreciation	$702,317	$33,333,780	$6,362,355	$671,669	1,606,982	$212,951
Gross unrealized depreciation	(67,322)	(1,703,529)	(1,622,260)	(73,894)	(264,265)	(44,915)
Net unrealized appreciation on investments	$634,995	$31,630,251	$4,740,095	$597,775	1,342,717	$168,036
_______________
(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

-- 47 --

40|86 Series Trust	Semi-Annual Report
Notes to Financial Statements (unaudited)	June 30, 2004

As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis were:

	FOCUS 20 PORTFOLIO	EQUITY PORTFOLIO	BALANCED PORTFOLIO	HIGH YIELD PORTFOLIO	FIXED INCOME PORTFOLIO	GOVERNMENT SECURITIES PORTFOLIO	MONEY MARKET PORTFOLIO
Distributable ordinary income	$—	$143	$—	$272,320	$—	$—	$—
Distributable long-term gains	—	590,121	—	140,650	—	—	—
Accumulated earnings	—	590,264	—	412,970	—	—	—
Accumulated capital and
post-October losses	(604,541)	(35,914,639)	(16,251,928)	(632,726)	(1,277,079)	—	(4,564)
Unrealized appreciation	634,995	31,630,251	4,740,095	597,775	1,342,717	168,036	—
Total accumulated earnings (deficit)	$30,454	$(3,694,124)	$(11,511,833)	$378,019	$65,638	$168,036	$(4,564)

The tax components of dividends paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

	FOCUS 20 PORTFOLIO	EQUITY PORTFOLIO	BALANCED PORTFOLIO	HIGH YIELD PORTFOLIO	FIXED INCOME PORTFOLIO	GOVERNMENT SECURITIES PORTFOLIO	MONEY MARKET PORTFOLIO
Ordinary Income dividends
December 31, 2003	$—	$371,095	$1,040,088	$565,486	$1,849,081	$1,190,887	$491,400
December 31, 2002	—	576,255	1,821,764	634,033	3,363,046	2,262,119	1,498,698
Long-term capital gain distributions
December 31, 2003	$—	$—	$—	$—	$—	$172,058	$—
December 31, 2002	—	—	—	—	—	88,482	—

For corporate shareholders in the Portfolios, the percentage of dividend income distributed for the year ended December 31, 2003, which is designated as qualifying for the dividends-received deduction, is as follows (unaudited): Equity Portfolio 100%, Balanced Portfolio 49.8% and High Yield Portfolio 3.3%.

As of December 31, 2003, the following Portfolios have capital loss carryforwards available to offset capital gains in the future, if any:

	AMOUNT	EXPIRES
Focus 20 Portfolio	$249,147	2010
Balanced Portfolio	1,887,956	2010
Balanced Portfolio	1,556,918	2011
Fixed Income Portfolio	1,277,079	2010
Money Market Portfolio	4,462	2010
Money Market Portfolio	80	2011

As of the latest tax year end of December 31, 2003, the following Portfolios had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	AMOUNT	EXPIRES
Focus 20 Portfolio	$274,616	2009
Focus 20 Portfolio	40,389	2010
Focus 20 Portfolio	40,389	2011
Equity Portfolio	29,892,313	2009
Equity Portfolio	6,022,326	2010
Balanced Portfolio	4,850,675	2009
Balanced Portfolio	7,956,380	2010
High Yield Portfolio	173,568	2009
High Yield Portfolio	420,330	2010
High Yield Portfolio	38,828	2011

Net realized gains or losses may differ from Federal income tax purposes primarily as a result of wash sales and post-October losses which may not be recognized for tax purposes until the first of the following fiscal year. Such amounts may be used to offset future capital gains.

The following summarizes the amount of post-October losses deferred, on a tax basis, for the year ended December 31, 2003.

AMOUNT
Money Market Portfolio	$22

-- 48 --

40|86 Series Trust	Semi-Annual Report
Financial Highlights
For a share outstanding during the six months June 30, 2004 (unaudited)
and through the year or period ended December 31,

	FOCUS 20 PORTFOLIO
	2004		2003	2002	2001	2000 (c)
Net asset value per share, beginning of period	$3.35		$2.18	$4.58	8.48	$10.00
Income from investment operations:
Net investment income	(0.01	) (f)	(0.01)	(0.03)	(0.02)	0.02
Net realized gains (losses) and change in unrealized appreciation or depreciation on investments	(0.02)		1.18	(2.37)	(3.88)	(1.52)
Total income (loss) from investment operations	(0.03)		1.17	(2.40)	(3.90)	(1.50)
Distributions:
Dividends from net investment income	—		—	—	—	(0.02)
Distributions of net realized gains	—		—	—	—	—
Total distributions	—		—	—	—	(0.02)
Net asset value per share, end of period	$3.32		$3.35	$2.18	$4.58	$8.48
Total return (a)(b)(d)	(0.90%)		53.67%	(52.40%)	(46.00%)	(15.04%)

Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$2,331		$5,099	$898	$3,062	$3,681
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement and recoveries	1.11%		1.30%	1.96%	1.10%	0.90%
After expense reimbursement and recoveries	1.15%		1.15%	1.15%	1.09%	0.90%
Ratio of net investment income (loss)
to average net assets (b)(e)	(0.58%)		(0.55%)	(0.57%)	(0.34%)	0.33%
Portfolio turnover rate (d)	18.21%		179.09%	412.37%	280.48%	351.37%
___________
(a)	Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b)	The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2005.
(c)	For the period from May 4, 2000 (commencement of operations) through December 31, 2000.
(d)	Not annualized for periods of less than one full year.
(e)	Annualized for periods of less than one full year.
(f)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

The accompanying notes are an integral part of these financial statements.

-- 49 --

40|86 Series Trust	Semi-Annual Report
Financial Highlights
For a share outstanding during the six months June 30, 2004 (unaudited)
and through the year or period ended December 31,

EQUITY PORTFOLIO
	2004	2003	2002	2001	2000	1999
Net asset value per share, beginning of period	$20.42	$14.92	$$17.30	$$19.43	$23.18	$21.59
Income from investment operations:
Net investment income	0.05	0.06	0.06	0.07	0.00 (c )	—
Net realized gains (losses) and change in unrealized
appreciation or depreciation on investments	1.10	5.49	(2.38)	(2.07)	0.63	10.63
Total income (loss) from investment operations	1.15	5.55	(2.32)	(2.00)	0.63	10.63
Distributions:
Dividends from net investment income	—	(0.05)	(0.06)	(0.07)	(0.00 (c)	—
Distributions of net realized gains	—	—	—	(0.06)	(4.38)	(9.04)
Total distributions	—	(0.05)	(0.06)	(0.13)	(4.38)	(9.04)
Net asset value per share, end of period	$21.57	$20.42	$14.92	$17.30	$19.43	$23.18
Total return (a)(b)(d)	5.63%	37.17%	(13.42%)	(10.30%)	2.71%	49.28%

Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$154,337	$165,798	$148,881	$233,983	$309,201	$300,437
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement and recoveries	1.12%	1.14%	1.15%	1.02%	0.81%	0.82%
After expense reimbursement and recoveries	1.10%	1.10%	1.10%	1.02%	0.78	0.77%
Ratio of net investment income (loss)
to average net assets (b)(e)	0.47%	0.28%	0.32%	0.38%	(0.02%)	(0.10%)
Portfolio turnover rate (d)	53.39%	106.74%	101.94%	132.69%	431.14%	364.53%
___________
(a)	Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b)	The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2005.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods of less than one full year.
(e)	Annualized for periods of less than one year.
.
The accompanying notes are an integral part of these financial statements.

-- 50 --

40|86 Series Trust	Semi-Annual Report
Financial Highlights	June 30, 2004
For a share outstanding during the six months June 30, 2004 (unaudited)
and through the year or period ended December 31,

BALANCED PORTFOLIO
	2004	2003	2002	2001	2000	1999
Net asset value per share, beginning of period	$12.35	$10.25	$12.16	$13.45	$14.65	$13.67
Income from investment operations:
Net investment income	0.11	0.27	0.36	0.40	0.43	0.42
Net realized gains (losses) and change in unrealized
appreciation or depreciation on investments	0.24	2.09	(1.91)	(1.29)	0.67	3.72
Total income (loss) from investment operations	0.35	2.36	(1.55)	(0.89)	1.10	4.14
Distributions:
Dividends from net investment income	(0.11)	(0.26)	(0.36)	(0.40)	(0.43)	(0.42)
Distributions of net realized gains	—	—	—	(0.00) (c )	(1.87)	(2.74)
Total distributions .	(0.11)	(0.26)	(0.36)	(0.40)	(2.30)	(3.16)
Net asset value per share, end of period	$12.59	$12.35	$10.25	$12.16	$13.45	$14.65
Total return (a)(b)(d)	2.87%	23.29%	(12.87%)	(6.60%)	7.29%	30.83%

Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$45,418	$48,282	$44,455	$71,635	$75,355	$51,941
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement and recoveries	1.13%	1.15%	1.18%	1.04%	0.83%	0.83%
After expense reimbursement and recoveries	1.10%	1.10%	1.10%	1.04%	0.78%	0.73%
Ratio of net investment income to average net assets (b)(e)	1.82%	2.27%	3.11%	3.16%	2.77%	2.89%
Portfolio turnover rate (d)	46.73%	99.96%	180.27%	238.63%	334.36%	343.43%

_____________
(a)	Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b)	The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2005.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods of less than one full year.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

-- 51 --

40|86 Series Trust	Semi-Annual Report
Financial Highlights
For a share outstanding during the six months June 30, 2004 (unaudited)
and through the year or period ended December 31,

HIGH YIELD PORTFOLIO
	2004	2003	2002	2001	2000 (c)
Net asset value per share, beginning of period	$10.53	$8.86	$9.28	$10.07	$10.00
Income from investment operations:
Net investment income (loss)	0.35	0.67	0.86	1.10	0.24
Net realized gains (losses) and change in unrealized
appreciation or depreciation on investments	(0.19)	1.68	(0.42)	(0.78)	0.07
Total income (loss) from investment operations	0.16	2.35	0.44	0.32	0.31
Distributions:
Dividends from net investment income	(0.35)	(0.68)	(0.86)	(1.11)	(0.24)
Distributions of net realized gains	—	—	—	—	—
Total distributions	(0.35)	(0.68)	(0.86)	(1.11)	(0.24)
Net asset value per share, end of period	$10.34	$10.53	$8.86	$9.28	$10.07
Total return (a)(b)(d)	1.52%	27.38%	5.47%	3.17%	3.20%

Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$8,568	$10,941	$9,202	$7,091	$4,040
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement	1.18%	1.25%	1.47%	1.11%	0.90%
After expense reimbursement	1.15%	1.15%	1.15%	1.11%	0.90%
Ratio of net investment income to average net assets (b)(e)	6.64%	6.53%	8.95%	11.12%	3.31%
Portfolio turnover rate (d)	55.73%	125.73%	257.92%	232.18%	1.02%

____________
(a)	Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b)	The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2005.
(c)	For the period from June 13, 2000 (commencement of operations) through December 31, 2000.
(d)	Not annualized for periods of less than one full year.
(e)	Annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

-- 52 --

40|86 Series Trust	Semi-Annual Report
Financial Highlights
For a share outstanding during the six months June 30, 2004 (unaudited)
and through the year or period ended December 31,

FIXED INCOME PORTFOLIO
	2004	2003	2002	2001	2000	1999
Net asset value per share, beginning of period	$10.08	$9.66	$9.88	$9.63	$9.39	$10.05
Income from investment operations:
Net investment income	0.22	0.46	0.58	0.59	0.65	0.62
Net realized gains (losses) and change in unrealized
appreciation or depreciation on investments	(0.22)	0.42	(0.13)	0.25	0.24	(0.66)
Total income (loss) from investment operations	—	0.88	0.45	0.84	0.89	(0.04)
Distributions:
Dividends from net investment income	(0.22)	(0.46)	(0.58)	(0.59)	(0.65)	(0.62)
Distributions of net realized gains	—	—	(0.09)	—	—	—
Total distributions	(0.22)	(0.46)	(0.67)	(0.59)	(0.65)	(0.62)
Net asset value per share, end of period	$9.86	$10.08	$9.66	$9.88	$9.63	$9.39
Total return (a)(b)(c)	0.03%	9.33%	4.68%	8.84%	9.87%	(0.44%)

Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$28,036	$35,068	$41,957	$60,649	$37,433	$28,899
Ratio of expenses to average net assets (b)(d):
Before expense reimbursement and recoveries	0.94%	1.00%	1.02%	0.91%	0.67%	0.67%
After expense reimbursement and recoveries	0.95%	0.95%	0.95%	0.91%	0.67%	0.67%
Ratio of net investment income to average net assets (b)(d)	4.41%	4.61%	5.86%	5.96%	6.87%	6.46%
Portfolio turnover rate (c)	86.58%	306.65%	370.92%	515.02%	280.73%	337.26%
__________________
(a)	Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b)	The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2005.
(c)	Not annualized for periods of less than one full year.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

-- 53 --

40|86 Series Trust	Semi-Annual Report
Financial Highlights
For a share outstanding during the six months June 30, 2004 (unaudited)
and through the year or period ended December 31,

GOVERNMENT SECURITIES PORTFOLIO
	2004	2003	2002	2001	2000	1999
Net asset value per share, beginning of period	$11.70	$12.04	$11.70	$11.54	$10.96	$12.15
Income from investment operations:
Net investment income	0.19	0.42	0.47	0.54	0.66	0.64
Net realized gains (losses) and change in unrealized
appreciation or depreciation on investments	(0.21)	(0.25)	0.60	0.16	0.58	(1.19)
Total income (loss) from investment operations	(0.02)	0.17	1.07	0.70	1.24	(0.55)
Distributions:
Dividends from net investment income	(0.19)	(0.42)	(0.47)	(0.54)	(0.66)	(0.64)
Distributions of net realized gains	—	(0.09)	(0.26)	—	—	—
Total distributions	(0.19)	(0.51)	(0.73)	(0.54)	(0.66)	(0.64)
Net asset value per share, end of period	$11.49	$11.70	$12.04	$11.70	$11.54	$10.96
Total return (a)(b)(c)	(0.18%)	1.36%	9.33%	6.13%	11.71%	(2.48%)

Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$18,415	$22,791	$41,676	$31,267	$18,833	$13,104
Ratio of expenses to average net assets (b)(d):
Before expense reimbursement and recoveries	0.93%	1.04%	0.99%	0.91%	0.66%	0.66%
After expense reimbursement and recoveries	0.95%	0.95%	0.95%	0.91%	0.66%	0.66%
Ratio of net investment income to average net assets (b) (d)	3.20%	3.32%	3.78%	4.60%	5.89%	5.61%
Portfolio turnover rate (c)	213.31%	175.15%	174.37%	199.41%	69.31%	168.69%
____________
(a)	Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b)	The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2005.
(c)	Not annualized for periods of less than one full year.
(d)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

-- 54 --

40|86 Series Trust	Semi-Annual Report
Financial Highlights	June 30, 2004
For a share outstanding during the six months June 30, 2004 (unaudited)
and through the year or period ended December 31,

MONEY MARKET PORTFOLIO
	2004		2003	2002		2001		2000	1999
Net asset value per share, beginning of period .	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.00	(c)	0.01	0.01		0.04		0.06	0.05
Net realized gains (losses) and change in unrealized
appreciation or depreciation on investments	—		—	(0.00	) (c)	(0.00	) (c)	—	—
Total income from investment operations	0.00	(c)	0.01	0.01		0.04		0.06	0.05
Distributions:
Dividends from net investment income	(0.00	) (c)	(0.01)	(0.01)		(0.04)		(0.06)	(0.05)
Distributions of net realized gains	—		—	(0.00	) (c)	—		—	—
Total distributions	(0.00	) (c)	(0.01)	(0.01)		(0.04)		(0.06)	(0.05)
Net asset value per share, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (a)(b)(d)	0.32%		0.63%	1.24%		3.97%		6.08%	4.87%

Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$38,353		$41,965	$95,767		$129,530		$96,616	$85,692
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement and recoveries	0.69%		0.76%	0.73%		0.72%		0.66%	0.65%
After expense reimbursement and recoveries	0.45%		0.45%	0.45%		0.43%		0.41%	0.40%
Ratio of net investment income to average net assets (b)(e)	0.88%		0.64%	1.23%		3.74%		5.98%	4.93%
_____________
(a)	Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b)	The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2005.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods of less than one full year.
(e)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

-- 55 --

40|86 Series Trust	Semi-Annual Report
Board of Trustees (unaudited)

Name, Address and Age	Position Held With Trust	Principal Occupation(s) During Past 5 Years
David N. Walthall (58) 11825 N. Pennsylvania St. Carmel, IN 46032	Chairman of the Board Since March 2004 and Trustee Since October 1998
Principal, Walthall Asset Management. Former President, Chief Executive Officer and Director of Lyrick Corporation. Formerly, President and CEO, Heritage Media Corporation. Formerly, Director, Eagle National Bank. Chairman of the Board and Trustee of other mutual funds managed by the Adviser.

Gregory J. Hahn* (43) 11825 N. Pennsylvania St. Carmel, IN 46032	President Since September 2003 and Trustee Since January 2001
Chartered Financial Analyst. Senior Vice President, Adviser. Portfolio Manager of the fixed income portion of Balanced and Fixed Income Funds. President, Trustee and portfolio manager of other mutual funds managed by the Adviser.

Harold W. Hartley (80) 11825 N. Pennsylvania St. Carmel, IN 46032	Trustee Since June 1993	Chartered Financial Analyst. Director, Ennis Business Forms, Inc. Retired, Executive Vice President, Tenneco Financial Services, Inc. Trustee of other mutual funds managed by the Adviser.
Dr. R. Jan LeCroy (72) 11825 N. Pennsylvania St. Carmel, IN 46032	Trustee Since June 1993	Director, Southwest Securities Group, Inc. Retired, President, Dallas Citizens Council. Trustee of other mutual funds managed by the Adviser.
Dr. Jess H. Parrish (76) 11825 N. Pennsylvania St. Carmel, IN 46032	Trustee Since June 1993	Higher Education Consultant. Former President, Midland College. Trustee of other mutual funds managed by the Adviser.
_____________
*	The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.
Each Trustee serves until his successor is duly elected and qualified.
All Trustees oversee the 9 portfolios that make up the total fund complex including 40|86 Series Trust, 40|86 Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

-- 56 --

INVESTMENT ADVISER	LEGAL COUNSEL
40|86 Advisors, Inc.	Kirkpatrick & Lockhart LLP
Carmel, IN	Washington, D.C.

CUSTODIAN	INVESTMENT SUB-ADVISERS
The Bank of New York	Chicago Equity Partners, LLC	Oak Associates, ltd.
New York, NY	Chicago, IL	Akron, OH

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Indianapolis, IN

How to obtain a copy of the Portfolios’ Proxy Voting Policies
A description of the Policies and Procedures that the Portfolios use to determine how to vote proxies relating to the Portfolio securities is available without charge upon request by calling 866-299-4086.

40|86 Series Trust is a registered investment company managed by
40|86 Advisors, Inc., a leading fixed-income investment advisor.

40|86 Series Trust
11815 North Pennsylvania Street
Carmel, Indiana 46032

Principal Underwriter:
Conseco Equity Sales, Inc.
11815 North Pennsylvania Street
Carmel, Indiana 46032

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliate Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item	11. Exhibits.

(a)(1)	Any code of ethics or amendment thereto. Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	40|86 Series Trust

By (Signature and Title)	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Date	September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Date	September 7, 2004

By (Signature and Title)	/s/ Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(principal financial officer)

Date	September 7, 2004

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gregory J. Hahn, certify that:

1.	I have reviewed this report on Form N-CSR of 40|86 Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	[Omit]

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	September 7, 2004	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Audrey L. Kurzawa, certify that:

1.	I have reviewed this report on Form N-CSR of 40|86 Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	[Omit]

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	September 7, 2004	/s/ Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(principal financial officer)

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of the 40|86 Series Trust, does hereby certify, to such officer’s knowledge, that the report on Form N-CSR of the 40|86 Series Trust for the period ended June 30, 2004 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the 40|86 Series Trust for the stated period.

/s/ Gregory J. Hahn	/s/ Audrey L. Kurzawa
Gregory J. Hahn, President	Audrey L. Kurzawa, Treasurer
(principal executive officer)	(principal financial officer)

Date: September 7, 2004

This statement accompanies this report on Form N-CSR pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by 40|86 Series Trust for purposes of the Securities Exchange Act of 1934.